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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                         Pioneer Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Strategic Income Fund

 Schedule of Investments 12/31/13 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 4.6%

 Energy - 0.3%

 Oil & Gas Exploration & Production - 0.3%

 4,600,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.25%, 12/15/38

 $

 4,289,500

 15,310,000

 NR/NR

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 13,539,781

 $

 17,829,281

 Oil & Gas Storage & Transportation - 0.0% †

 1,700,000

 NR/NR

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 1,699,830

 Coal & Consumable Fuels - 0.0% †

 770,000

 CCC+/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 767,112

 4,296,000

 CCC/NR

 James River Coal Co., 10.0%, 6/1/18 (144A)

 1,363,980

 $

 2,131,092

 Total Energy

 $

 21,660,203

 Materials - 0.2%

 Diversified Metals & Mining - 0.2%

 11,800,000

 BB/NR

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $

 11,977,000

 Total Materials

 $

 11,977,000

 Capital Goods - 0.3%

 Electrical Components & Equipment - 0.2%

 13,776,000

 B/B3

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 14,731,710

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 4,925,000

 NR/NR

 The Greenbrier Companies, Inc., 3.5%, 4/1/18

 $

 5,823,812

 Total Capital Goods

 $

 20,555,522

 Consumer Durables & Apparel - 0.1%

 Homebuilding - 0.1%

 7,375,000

 B/B2

 KB Home, 1.375%, 2/1/19

 $

 7,324,297

 4,280,000

 BB-/B1

 The Ryland Group, Inc., 0.25%, 6/1/19

 3,993,775

 $

 11,318,072

 Total Consumer Durables & Apparel

 $

 11,318,072

 Retailing - 0.2%

 Internet Retail - 0.2%

 10,850,000

 BBB/NR

 priceline.com, Inc., 0.35%, 6/15/20 (144A)

 $

 12,362,219

 Total Retailing

 $

 12,362,219

 Health Care Equipment & Services - 1.1%

 Health Care Equipment - 0.7%

 12,092,000

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 14,094,738

 13,000,000

 B+/NR

 Hologic, Inc., 2.0%, 3/1/42 (Step)

 13,276,250

 20,755,000

 NR/NR

 NuVasive, Inc., 2.75%, 7/1/17

 22,480,259

 $

 49,851,247

 Health Care Services - 0.1%

 2,080,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $

 2,223,000

 Managed Health Care - 0.3%

 16,610,000

 A-/NR

 WellPoint, Inc., 2.75%, 10/15/42

 $

 22,485,788

 Total Health Care Equipment & Services

 $

 74,560,035

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Biotechnology - 0.3%

 6,690,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18 (144A)

 $

 7,697,681

 7,685,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20 (144A)

 8,784,916

 2,653,000

 NR/NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 3,589,841

 $

 20,072,438

 Pharmaceuticals - 0.2%

 3,080,000

 NR/NR

 Auxilium Pharmaceuticals, Inc., 1.5%, 7/15/18

 $

 3,407,250

 7,030,000

 NR/NR

 Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19

 10,479,094

 $

 13,886,344

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 33,958,782

 Insurance - 0.1%

 Property & Casualty Insurance - 0.1%

 4,840,000

 BBB-/Baa3

 Fidelity National Financial, Inc., 4.25%, 8/15/18

 $

 7,913,400

 Total Insurance

 $

 7,913,400

 Software & Services - 0.4%

 Internet Software & Services - 0.0% †

 2,430,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 $

 2,387,475

 Application Software - 0.4%

 12,418,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 16,508,179

 9,565,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31

 9,343,809

 $

 25,851,988

 Total Software & Services

 $

 28,239,463

 Technology Hardware & Equipment - 0.3%

 Computer Storage & Peripherals - 0.1%

 7,285,000

 BB/NR

 SanDisk Corp., 0.5%, 10/15/20 (144A)

 $

 7,212,150

 Electronic Components - 0.2%

 13,410,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 11,658,319

 Total Technology Hardware & Equipment

 $

 18,870,469

 Semiconductors & Semiconductor Equipment - 1.1%

 Semiconductor Equipment - 0.4%

 12,606,000

 BBB/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 15,332,048

 5,963,000

 BBB/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 9,965,664

 $

 25,297,712

 Semiconductors - 0.7%

 24,862,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 27,845,440

 4,807,000

 A-/A2

 Intel Corp., 3.25%, 8/1/39 (144A)

 6,534,516

 1,255,000

 BB+/NR

 ON Semiconductor Corp., 2.625%, 12/15/26

 1,379,716

 10,750,000

 BBB/NR

 Xilinx, Inc., 3.125%, 3/15/37

 17,018,594

 $

 52,778,266

 Total Semiconductors & Semiconductor Equipment

 $

 78,075,978

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $278,743,277)

 $

 319,491,143

 PREFERRED STOCKS - 3.0%

 Energy - 0.1%

 Oil & Gas Storage & Transportation - 0.1%

 280,950

 7.62

 B+/Ba2

 NuStar Logistics LP, Floating Rate Note, 1/15/43

 $

 7,155,796

 Total Energy

 $

 7,155,796

 Transportation - 0.0% †

 Air Freight & Logistics - 0.0% †

 2,313

 NR/NR

 CEVA Group Plc *

 $

 2,197,778

 Total Transportation

 $

 2,197,778

 Banks - 0.7%

 Diversified Banks - 0.4%

 783,175

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 $

 21,435,500

 234,750

 6.50

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 6,173,925

 $

 27,609,425

 Regional Banks - 0.3%

 87,500

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 8,427,344

 316,400

 6.62

 BBB-/Ba1

 Fifth Third Bancorp, Floating Rate Note (Perpetual)

 7,900,508

 $

 16,327,852

 Total Banks

 $

 43,937,277

 Diversified Financials - 1.1%

 Other Diversified Financial Services - 0.8%

 919,550

 7.88

 BB+/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 25,057,738

 642,000

 7.12

 BB+/B1

 Citigroup, Inc., Floating Rate Note (Perpetual)

 16,653,480

 465,150

 8.12

 B/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 12,438,111

 $

 54,149,329

 Consumer Finance - 0.2%

 15,956

 B/B3

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 15,319,257

 Investment Banking & Brokerage - 0.1%

 324,400

 7.12

 BB+/Ba3

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 8,479,816

 Total Diversified Financials

 $

 77,948,402

 Insurance - 0.8%

 Property & Casualty Insurance - 0.3%

 250,000

 5.95

 BBB-/Ba1

 Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)

 $

 5,667,500

 631,450

 5.10

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 1/15/53

 15,224,260

 $

 20,891,760

 Reinsurance - 0.5%

 7,800,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)

 $

 7,800,000

 10,500,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 11,552,100

 57,000

 NR/NR

 Lorenz Re *

 6,356,640

 8,384,338

 NR/NR

 Pangaea Re, 10/1/15 (Cat Bond) (d)

 9,010,900

 $

 34,719,640

 Total Insurance

 $

 55,611,400

 Real Estate - 0.1%

 Diversified REIT - 0.1%

 3,250

 A-/A3

 Firstar Realty LLC, 8.875%, (Perpetual) (144A)

 $

 3,896,953

 Office REIT - 0.0% †

 100,000

 BB+/Baa3

 Digital Realty Trust, Inc., 5.875%, (Perpetual)

 $

 1,815,000

 Total Real Estate

 $

 5,711,953

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.2%

 572,600

 BBB-/Baa3

 Qwest Corp., 7.375%, 6/1/51

 $

 13,244,238

 Total Telecommunication Services

 $

 13,244,238

 TOTAL PREFERRED STOCKS

 (Cost $201,842,377)

 $

 205,806,844

 CONVERTIBLE PREFERRED STOCKS - 1.1%

 Capital Goods - 0.1%

 Industrial Machinery - 0.1%

 27,900

 NR/Baa3

 Stanley Black & Decker, Inc., 4.75%, 11/17/15

 $

 3,463,227

 Total Capital Goods

 $

 3,463,227

 Automobiles & Components - 0.0% †

 Tires & Rubber - 0.0% †

 33,257

 NR/NR

 The Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 2,223,230

 Total Automobiles & Components

 $

 2,223,230

 Banks - 0.6%

 Diversified Banks - 0.6%

 38,527

 BBB+/Baa3

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 42,572,344

 Total Banks

 $

 42,572,344

 Diversified Financials - 0.4%

 Other Diversified Financial Services - 0.3%

 21,478

 BB+/Ba3

 Bank of America Corp., 7.25%, (Perpetual)

 $

 22,788,158

 Asset Management & Custody Banks - 0.1%

 101,000

 BB+/NR

 AMG Capital Trust II, 5.15%, 10/15/37

 $

 6,413,500

 Total Diversified Financials

 $

 29,201,658

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $77,094,982)

 $

 77,460,459

 Shares

 COMMON STOCKS - 0.0% †

 Commercial Services & Supplies - 0.0% †

 Diversified Support Services - 0.0% †

 32,369

 Velo Holdings, Inc. *

 $

 53,619

 Total Commercial Services & Supplies

 $

 53,619

 Transportation - 0.0% †

 Air Freight & Logistics - 0.0% †

 1,069

 CEVA Group Plc *

 $

 1,015,265

 Marine - 0.0% †

 1,695,067

 Horizon Lines, Inc. *

 $

 1,423,856

 Total Transportation

 $

 2,439,121

 Consumer Durables & Apparel - 0.0% †

 Leisure Products - 0.0% †

 424,121

 Emerald Plantation Holdings, Ltd. *

 $

 63,618

 Total Consumer Durables & Apparel

 $

 63,618

 Diversified Financials - 0.0% †

 Other Diversified Financial Services - 0.0% †

 4,633

 BTA Bank JSC (G.D.R.) (144A) *

 $

 3,602

 Total Diversified Financials

 $

 3,602

 Real Estate - 0.0% †

 Real Estate Development - 0.0% †

 269,588

 Newhall Land Development LLC *

 $

 808,764

 Total Real Estate

 $

 808,764

 TOTAL COMMON STOCKS

 (Cost $5,079,065)

 $

 3,368,724

 Principal Amount ($)

 ASSET BACKED SECURITIES - 4.0%

 1,017,199

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40

 $

 1,077,433

 1,341,934

 6.50

 BBB+/A2

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 1,395,850

 140,348

 0.56

 AAA/NR

 ACE Securities Corp Home Equity Loan Trust Series 2005-SD3, Floating Rate Note, 8/25/45

 139,901

 1,600,000

 NR/Aa1

 AmeriCredit Automobile Receivables Trust 2011-3, 4.04%, 7/10/17

 1,666,059

 3,575,452

 A/NR

 Westgate Resorts 2012-2 LLC, 3.0%, 1/20/25 (144A)

 3,603,377

 413,156

 AA+/Aaa

 Ally Auto Receivables Trust 2010-1, 3.29%, 3/15/15 (144A)

 413,540

 17,656,109

 BBB-/NR

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 17,636,051

 1,219,296

 0.54

 AA+/NR

 Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35

 1,198,909

 5,272,368

 0.31

 BB/Baa1

 Accredited Mortgage Loan Trust, Floating Rate Note, 9/25/36

 5,079,821

 3,165,000

 BBB/Baa2

 Capital Auto Receivables Asset Trust/ Ally, 2.19%, 9/20/21

 3,102,222

 17,094,181

 BBB+/Baa1

 Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 18,118,824

 1,839,000

 BBB+/NR

 American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)

 1,867,015

 4,557,625

 A/NR

 Triton Container Finance LLC, 4.21%, 5/14/27 (144A)

 4,596,173

 1,700,000

 1.32

 NR/Aa2

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 1,694,320

 324,331

 AAA/NR

 Newcastle Investment Trust 2010-MH1, 4.5%, 7/10/35 (144A)

 326,992

 1,600,000

 NR/Ba2

 Credit-Based Asset Servicing and Securitization LLC, 5.63098%, 10/25/36 (Step) (144A)

 1,558,499

 1,573,536

 0.25

 CCC/B1

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37

 1,232,220

 2,437,960

 A/NR

 Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)

 2,531,253

 2,478,593

 BBB/NR

 Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)

 2,577,479

 0

 0.25

 B/B2

 ACE Securities Corp Home Equity Loan Trust Series 2006-FM2, Floating Rate Note, 8/25/36

 0

 3,837,302

 0.43

 BB+/Baa3

 Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35

 3,583,150

 913,111

 0.44

 AA+/Aa1

 Bear Stearns Asset Backed Securities Trust 2006-1, Floating Rate Note, 2/25/36

 900,391

 685,218

 0.29

 CCC/Ba1

 Bear Stearns Asset Backed Securities Trust 2006-4, Floating Rate Note, 10/25/36

 678,336

 7,674,088

 0.41

 B+/B3

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 7,647,535

 2,104,629

 0.54

 A+/A2

 Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36

 2,022,172

 1,149,349

 0.86

 AA+/A2

 Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25

 1,055,354

 1,957,820

 0.31

 B-/Caa2

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 1,837,444

 2,330,187

 0.96

 AA+/NR

 Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35

 2,270,719

 1,271,005

 0.63

 AA+/A1

 RAMP Series 2005-EFC2 Trust, Floating Rate Note, 7/25/35

 1,251,215

 1,552,236

 0.35

 B/Ba3

 Soundview Home Loan Trust 2006-1, Floating Rate Note, 2/25/36

 1,515,062

 920,080

 0.29

 CCC/Caa1

 Soundview Home Loan Trust 2007-OPT3, Floating Rate Note, 8/25/37

 768,979

 1,336,136

 0.57

 AAA/A3

 Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35

 1,334,867

 3,350,000

 A+/NR

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 3,314,748

 2,420,000

 AA/Aaa

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 2,502,079

 3,700,000

 A/Aa1

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 3,800,688

 2,130,969

 BBB/NR

 Westgate Resorts 2012-2 LLC, 4.5%, 1/20/25 (144A)

 2,164,276

 2,969,814

 NR/NR

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 2,973,526

 989,938

 NR/NR

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 977,220

 1,616,455

 A/NR

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 1,623,018

 1,923,335

 0.34

 BB+/Ba3

 ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36

 1,872,551

 3,670,123

 0.77

 AA+/Aa1

 Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-R11, Floating Rate Note, 11/25/34

 3,637,470

 640,656

 1.44

 CCC/Caa3

 Amortizing Residential Collateral Trust 2002-BC1, Floating Rate Note, 1/25/32

 421,978

 1,371,158

 NR/NR

 Bayview Opportunity Master Fund IIa Trust 2013 Trust 2013-2RPL, 3.721%, 3/28/18 (Step) (144A)

 1,360,237

 2,029,491

 NR/NR

 Bayview Opportunity Master Fund Trust 2013-3RPL, 3.721%, 4/28/18 (Step) (144A)

 2,048,330

 1,184,831

 A/NR

 Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)

 1,186,810

 87,066

 0.61

 AA+/NR

 Bear Stearns Asset Backed Securities Trust 2005-3, Floating Rate Note, 9/25/35

 86,978

 228,927

 A/NR

 CarNow Auto Receivables Trust 2012-1, 3.24%, 3/15/16 (144A)

 229,155

 2,797,000

 BBB/NR

 Carnow Auto Receivables Trust 2013-1, 2.98%, 11/15/17 (144A)

 2,799,748

 2,792,573

 0.90

 AA/A3

 Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35

 2,772,117

 204,543

 0.56

 AA+/A1

 Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35

 201,279

 1,316,991

 0.27

 B-/B2

 Carrington Mortgage Loan Trust Series 2006-FRE1, Floating Rate Note, 7/25/36

 1,276,773

 6,266,855

 BB-/B1

 Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)

 6,248,312

 4,597,249

 B+/B2

 Citicorp Residential Mortgage Trust Series 2006-2, 5.775%, 9/25/36 (Step)

 4,669,293

 9,694,597

 B-/B1

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 9,670,070

 5,853,582

 B-/B2

 Citicorp Residential Mortgage Trust Series 2007-1, 5.892%, 3/25/37 (Step)

 5,758,468

 2,150,000

 0.91

 BBB+/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 2,039,236

 243,227

 6.24

 BBB/Baa3

 Conseco Financial Corp., Floating Rate Note, 12/1/28

 250,292

 15,658

 0.53

 AA+/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 15,367

 1,413,270

 4.46

 BB+/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35

 1,416,809

 1,254,315

 5.07

 BB+/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 1,299,345

 1,201,880

 0.41

 B/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36

 1,169,962

 3,422,416

 0.34

 B-/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36

 3,250,603

 111,366

 0.35

 B-/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/36

 108,148

 2,500,000

 AA/NR

 Credit Acceptance Auto Loan Trust 2012-2, 2.21%, 9/15/20 (144A)

 2,512,798

 3,062,500

 A/NR

 Cronos Containers Program, Ltd., 3.81%, 9/18/27 (144A)

 3,065,856

 1,731,560

 BBB/Baa2

 Drug Royalty II LP 1, 4.474%, 1/15/25 (144A)

 1,760,997

 1,023,195

 4.24

 BBB/Baa2

 Drug Royalty II LP 1, Floating Rate Note, 1/15/25 (144A)

 1,044,989

 12,981

 1.16

 BBB/Baa1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 12,980

 17,500

 0.96

 BBB/Baa1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)

 17,494

 371,666

 AAA/Aaa

 Equity One Mortgage Pass-Through Trust 2004-1, 4.205%, 4/25/34 (Step)

 369,853

 3,000,000

 BBB/NR

 Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)

 2,980,893

 268,157

 1.24

 AAA/NR

 First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34

 267,498

 436,020

 0.84

 AA+/NR

 First Franklin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 3/25/35

 433,452

 1,600,000

 BBB/NR

 First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)

 1,556,589

 3,000,000

 BBB/NR

 FRS I LLC, 3.96%, 4/15/43 (144A)

 2,930,604

 8,476,177

 NR/NR

 GMAT Trust, 3.9669%, 8/25/53 (Step)

 8,466,408

 362,141

 0.81

 A/Baa3

 GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35

 358,774

 23,185

 0.26

 BB/Ba2

 GSAMP Trust 2006-HE5, Floating Rate Note, 8/25/36

 23,155

 385,082

 0.29

 B-/B3

 GSAMP Trust 2006-HE8, Floating Rate Note, 1/25/37

 367,494

 814,550

 0.46

 A/NR

 GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)

 797,104

 976,000

 A/NR

 HLSS Servicer Advance Receivables Backed Notes, 3.96%, 10/15/45 (144A)

 998,448

 5,757,010

 BBB/NR

 Icon Brands Holdings LLC, 4.229%, 1/25/43 (144A)

 5,724,210

 3,139,702

 NR/A2

 Leaf Receivables Funding 8 LLC, 2.67%, 9/15/20 (144A)

 3,154,333

 2,141,566

 NR/Baa2

 Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)

 2,086,528

 6,264,265

 0.41

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 5,773,297

 6,007,476

 2.41

 A+/A3

 Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32

 6,002,040

 4,768,000

 AAA/NR

 Nationstar Mortgage Advance Receivables Trust 2013-T2, 1.679%, 6/20/46 (144A)

 4,760,754

 1,725,000

 A/NR

 Nationstar Mortgage Advance Receivables Trust 2013-T2, 2.19%, 6/20/46 (144A)

 1,722,378

 2,174,610

 5.91

 AA/A3

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 2,312,060

 1,902,799

 5.46

 AAA/Aa3

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 1,967,808

 728,758

 5.73

 AA/A3

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 766,054

 1,419,518

 5.46

 AA/A3

 Origen Manufactured Housing Contract Trust 2005-A, Floating Rate Note, 6/15/36

 1,486,334

 1,034,790

 NR/A2

 Oxford Finance Funding Trust 2012-1, 3.9%, 3/15/17 (144A)

 1,045,138

 1,142,574

 0.35

 B+/B2

 RAMP Series 2006-NC1 Trust, Floating Rate Note, 1/25/36

 1,113,709

 861,180

 0.32

 BB+/Ba1

 RAMP Series 2006-RZ3 Trust, Floating Rate Note, 8/25/36

 824,374

 125,097

 0.33

 BBB+/Baa1

 RASC Series 2006-KS3 Trust, Floating Rate Note, 4/25/36

 124,212

 1,087,346

 A/NR

 STORE Master Funding LLC, 4.16%, 3/20/43 (144A)

 1,084,238

 24,134

 0.76

 AA+/Aa1

 Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35

 24,044

 2,538,718

 0.36

 CCC/Ba3

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 2,454,701

 1,154,403

 0.29

 CCC/Baa3

 Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37

 1,117,067

 249,667

 7.00

 NR/A3

 UCFC Manufactured Housing Contract, Floating Rate Note, 4/15/29

 248,314

 1,011,815

 AA+/NR

 DT Auto Owner Trust 2012-1, 2.26%, 10/16/17 (144A)

 1,012,520

 1,496,188

 1.06

 BB+/Ba2

 Ellington Loan Acquisition Trust 2007-2, Floating Rate Note, 5/25/37 (144A)

 1,478,672

 2,596,593

 0.33

 BB+/A2

 Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36

 2,533,896

 181,319

 0.40

 AA+/A1

 JP Morgan Mortgage Acquisition Corp 2005-OPT2, Floating Rate Note, 12/25/35

 180,886

 879,600

 0.31

 BB/Ba1

 JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36

 858,623

 2,900,000

 AA/NR

 Prestige Auto Receivables Trust 2011-1, 3.9%, 7/16/18 (144A)

 2,950,689

 4,572,423

 0.34

 CCC/B2

 RASC Series 2007-KS3 Trust, Floating Rate Note, 4/25/37

 4,481,469

 1,638,251

 A+/NR

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 1,643,857

 10,000,000

 A/NR

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 9,985,450

 3,916,667

 A-/NR

 Textainer Marine Containers, Ltd., 4.21%, 4/15/27 (144A)

 3,946,108

 1,870,099

 NR/A2

 Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)

 1,877,112

 2,368,223

 NR/Aaa

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 2,463,049

 3,026,000

 NR/Baa2

 California Republic Auto Receivables Trust 2012-1, 3.0%, 1/15/20 (144A)

 2,999,834

 3,433,333

 A/NR

 Global SC Finance II SRL, 4.11%, 7/19/27 (144A)

 3,456,838

 13,042

 0.42

 A+/Ba1

 Home Equity Loan Trust 2003-HS4, Floating Rate Note, 1/25/29

 11,645

 TOTAL ASSET BACKED SECURITIES

 (Cost $272,157,227)

 $

 277,463,675

 COLLATERALIZED MORTGAGE OBLIGATIONS - 9.4%

 10,226

 2.60

 BBB+/Ba3

 Adjustable Rate Mortgage Trust 2004-5, Floating Rate Note, 4/25/35

 $

 9,836

 3,550,804

 BB-/NR

 Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33

 3,692,307

 3,837,626

 BBB+/NR

 Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33

 3,960,515

 1,193,040

 BB-/B2

 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33

 1,215,499

 5,200,000

 BBB+/Ba3

 Alternative Loan Trust 2004-12CB, 5.0%, 7/25/19

 5,376,878

 2,064,769

 CCC/B2

 Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35

 2,095,550

 3,317,751

 BBB-/B3

 Alternative Loan Trust 2004-2CB, 5.75%, 3/25/34

 3,274,458

 605,699

 0.56

 BBB+/Ba1

 Alternative Loan Trust 2004-2CB, Floating Rate Note, 3/25/34

 598,462

 904,521

 BB+/Ba2

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 908,161

 3,266,334

 CCC/Caa3

 Alternative Loan Trust 2005-1CB, 5.5%, 3/25/35

 2,811,510

 1,853,045

 AA+/Baa1

 Alternative Loan Trust Resecuritization 2003-23T2R, 4.25%, 9/25/33

 1,874,874

 3,446,627

 2.35

 AA+/Ba1

 American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45

 3,443,886

 484,051

 2.14

 BBB+/Baa1

 Ares VR CLO, Ltd., Floating Rate Note, 2/24/18 (144A)

 475,205

 3,744,770

 A+/Baa2

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 4,066,299

 3,956,815

 NR/Baa2

 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33

 4,061,389

 1,342,186

 NR/B2

 Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34

 1,313,592

 2,384,636

 NR/Ba3

 Banc of America Alternative Loan Trust 2004-12, 5.5%, 1/25/20

 2,420,167

 1,079,214

 NR/Ba2

 Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34

 1,115,018

 337,253

 NR/B3

 Banc of America Alternative Loan Trust 2004-3, 5.0%, 4/25/19

 345,583

 1,348,628

 NR/B2

 Banc of America Alternative Loan Trust 2004-3, 6.0%, 4/25/34

 1,333,315

 2,672,705

 NR/B2

 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34

 2,711,801

 3,777,516

 NR/Ba3

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 3,846,187

 2,966,435

 CCC/B2

 Banc of America Funding 2005-5 Trust, 5.5%, 9/25/35

 3,024,014

 4,238,335

 CCC/NR

 Banc of America Funding 2005-8 Trust, 5.5%, 1/25/36

 4,152,627

 2,037,316

 0.30

 BB-/A

 Banc of America Funding 2010-R4 Trust, Floating Rate Note, 8/26/36 (144A)

 2,017,317

 107,483

 0.26

 AAA/NR

 Banc of America Funding 2010-R4 Trust, Floating Rate Note, 9/26/46 (144A)

 107,422

 2,988,678

 2.77

 NR/Baa3

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 2,995,614

 3,167,298

 2.77

 NR/Baa3

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 3,156,273

 5,440,328

 2.80

 NR/Ba2

 Banc of America Mortgage 2003-I Trust, Floating Rate Note, 10/25/33

 5,439,871

 1,127,132

 2.70

 AA+/NR

 Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34

 1,130,353

 736,467

 3.04

 NR/Ba3

 Banc of America Mortgage 2004-L Trust, Floating Rate Note, 1/25/35

 726,933

 2,072,695

 5.09

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 2,049,385

 4,070,284

 A+/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 4,174,996

 576,244

 B-/NR

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 585,858

 118,888

 AA+/Baa1

 Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20

 119,123

 43,360,548

 NR/Caa2

 Bayview Commercial Asset Trust, 3.855%, 9/25/37 (Step) (144A) (f)

 2,601,633

 25,616,465

 NR/Caa2

 Bayview Commercial Asset Trust, 4.69517%, 7/25/37 (Step) (144A) (f)

 512,329

 1,448,448

 2.98

 NR/NR

 Bayview Opportunity Master Fund Trust IIB LP, Floating Rate Note, 1/28/33 (144A)

 1,433,095

 1,383,298

 2.50

 NR/NR

 BCAP LLC 2010-RR10 Trust, Floating Rate Note, 12/27/34 (144A)

 1,392,554

 1,609,582

 2.62

 A+/Baa3

 Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33

 1,587,603

 710,157

 0.66

 AAA/Baa1

 Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35

 675,647

 1,287,143

 2.35

 AA+/Baa2

 Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 1,262,234

 444,855

 2.74

 A+/Ba3

 Bear Stearns ARM Trust 2003-6, Floating Rate Note, 8/25/33

 440,921

 1,214,560

 4.91

 CCC/B2

 Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35

 1,216,786

 3,748,918

 3.08

 BBB+/Ba1

 Bear Stearns ARM Trust 2004-9, Floating Rate Note, 11/25/34

 3,807,903

 1,698,132

 7.41

 BBB+/Aaa

 Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6, Floating Rate Note, 10/15/36 (144A)

 1,724,859

 320,547

 A+/Baa1

 Chase Mortgage Finance Trust Series 2003-S11, 5.0%, 10/25/33

 325,823

 15,072

 3.01

 B-/B1

 CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33

 14,418

 1,402,948

 NR/Ba2

 CHL Mortgage Pass-Through Trust 2004-J2, 5.5%, 3/25/34

 1,440,689

 1,108,996

 NR/Caa1

 CHL Mortgage Pass-Through Trust 2005-19, 5.5%, 8/25/35

 1,093,147

 5,976

 NR/B1

 Citicorp Mortgage Securities Trust Series 2006-1, 5.0%, 2/25/36

 6,161

 118,736

 NR/Ba1

 Citicorp Mortgage Securities Trust Series 2007-2, 5.5%, 2/25/22

 120,292

 85,880

 NR/Baa1

 Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34

 90,386

 1,333,343

 2.63

 CCC/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35

 1,295,624

 4,500,000

 4.65

 AA-/A1

 City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)

 4,543,276

 238,630

 6.85

 B/NR

 COMM 2000-C1 Mortgage Trust, Floating Rate Note, 8/15/33 (144A)

 233,163

 878,016

 0.30

 AA-/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 867,086

 581,244

 5.15

 NR/A2

 COMM 2011-FL1 Mortgage Trust, Floating Rate Note, 7/17/28 (144A)

 586,741

 3,650,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45

 3,524,911

 1,900,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45

 1,873,411

 1,275,000

 NR/Aa2

 COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/15/45

 1,278,736

 4,047,000

 AAA/Aaa

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45

 3,895,930

 2,365,416

 AAA/Aaa

 COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/15/45

 2,229,194

 1,550,000

 4.93

 NR/Aa2

 COMM 2012-LC4 Mortgage Trust, Floating Rate Note, 12/10/44

 1,615,951

 8,000,000

 AAA/Aaa

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46

 7,495,136

 2,575,000

 NR/Aaa

 Commercial Mortgage Pass Through Certificates, 2.822%, 11/15/45

 2,420,443

 13,453,894

 NR/Baa1

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 14,341,555

 790,485

 D/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20

 790,609

 2,842,844

 6.01

 CCC-/Caa1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/15/36 (144A)

 2,910,029

 2,657,856

 2.55

 BBB+/Ba1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 2,621,630

 5,501,815

 2.57

 BBB+/B1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34

 5,468,705

 6,850,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 7,186,506

 783,806

 NR/Caa1

 CSMC Mortgage-Backed Trust 2007-3, 5.0%, 4/25/37

 759,919

 3,017,034

 1.16

 NR/NR

 CSMC Series 2010-14R, Floating Rate Note, 11/26/37 (144A)

 2,820,927

 2,950,000

 5.56

 A/A2

 DBUBS 2011-LC1 Mortgage Trust, Floating Rate Note, 11/10/46 (144A)

 3,182,563

 6,767,000

 5.42

 NR/Aa2

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/10/44 (144A)

 7,398,165

 2,842,000

 2.12

 BBB-/NR

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)

 2,819,909

 2,119,907

 NR/NR

 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34

 2,162,765

 2,204,872

 0.42

 NR/NR

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 2,199,924

 5,065,000

 4.16

 NR/Baa2

 Federal Home Loan Mortgage Corp., Floating Rate Note, 9/25/44 (144A)

 4,886,813

 2,523,159

 NR/NR

 Federal National Mortgage Association REMICS, 3.5%, 1/25/29

 193,207

 4,635,000

 NR/NR

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 5,011,872

 737,655

 NR/NR

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 755,199

 1,162,591

 5.25

 NR/Ba1

 First Horizon Mortgage Pass-Through Trust 2004-AR5, Floating Rate Note, 10/25/34

 1,138,752

 89,445

 B-/NR

 First Horizon Mortgage Pass-Through Trust 2005-5, 5.5%, 10/25/35

 89,264

 2,448,433

 2.65

 BB-/B1

 First Horizon Mortgage Pass-Through Trust 2005-AR1, Floating Rate Note, 4/25/35

 2,435,331

 3,859,087

 2.56

 B-/NR

 First Horizon Mortgage Pass-Through Trust 2005-AR2, Floating Rate Note, 6/25/35

 3,596,410

 3,900,000

 5.44

 NR/A3

 FREMF Mortgage Trust 2010-K7, Floating Rate Note, 4/25/20 (144A)

 4,159,970

 1,980,000

 5.24

 A+/NR

 FREMF Mortgage Trust 2010-K8, Floating Rate Note, 9/25/43 (144A)

 2,085,011

 4,160,000

 5.19

 NR/NR

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 4,360,163

 5,600,000

 4.62

 NR/NR

 FREMF Mortgage Trust 2011-K10 , Floating Rate Note, 11/25/49 (144A)

 5,666,668

 2,400,000

 4.42

 A+/NR

 FREMF Mortgage Trust 2011-K11 REMICS, Floating Rate Note, 12/25/48 (144A)

 2,410,267

 3,953,000

 4.35

 NR/A3

 FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)

 3,925,890

 2,200,000

 5.16

 AA+/A3

 FREMF Mortgage Trust 2011-K14, Floating Rate Note, 2/25/47 (144A)

 2,300,588

 6,175,000

 4.77

 NR/A3

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 6,522,233

 5,450,000

 4.89

 NR/A3

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 5,770,269

 6,500,000

 3.87

 NR/NR

 FREMF Mortgage Trust 2012-K20, Floating Rate Note, 5/25/45 (144A)

 5,833,158

 25,000

 3.76

 NR/NR

 FREMF Mortgage Trust 2012-K708, Floating Rate Note, 2/25/45 (144A)

 23,472

 1,000,000

 3.20

 A-/Baa2

 FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/25/45 (144A)

 953,455

 2,750,000

 3.49

 NR/A2

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 2,834,766

 3,661,000

 3.82

 NR/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 3,619,429

 4,100,000

 4.29

 A-/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)

 4,256,862

 3,600,000

 3.49

 NR/Baa1

 FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)

 3,572,024

 2,435,000

 3.82

 NR/NR

 FREMF Mortgage Trust Class C, Floating Rate Note, 6/25/47 (144A)

 2,271,302

 4,775,000

 4.29

 BBB/NR

 FREMF Mortgage Trust Class C, Floating Rate Note, 7/25/48 (144A)

 4,759,715

 3,368,885

 0.34

 A/Aa3

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 3,046,601

 5,489,134

 BB/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 5,391,219

 3,018,796

 4.74

 CCC/NR

 GMACM Mortgage Loan Trust 2005-AR2, Floating Rate Note, 5/25/35

 2,948,489

 8,209,309

 NR/NR

 Government National Mortgage Association, 3.0%, 4/20/41

 8,447,125

 9,820,000

 NR/NR

 Government National Mortgage Association, 4.5%, 9/20/39

 10,308,918

 1,575,000

 NR/NR

 Government National Mortgage Association, 4.973%, 4/16/42

 1,696,853

 46,506,176

 1.24

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 10/16/43

 2,327,262

 23,819,675

 1.05

 NR/Aaa

 Government National Mortgage Association, Floating Rate Note, 10/16/52

 1,208,277

 49,189,095

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 3,991,351

 34,960,114

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 2,729,546

 53,793,911

 1.08

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 3,821,842

 53,411,774

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 4,478,417

 1,424,335

 A-/Ba1

 GS Mortgage Securities Corp II Series 2005-GG4, 4.782%, 7/10/39

 1,430,502

 5,800,000

 2.77

 NR/Baa3

 GS Mortgage Securities Corp II, Floating Rate Note, 11/8/29 (144A)

 5,764,220

 4,500,000

 AA-/NR

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 4,232,817

 4,000,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 4,385,928

 7,000,000

 AAA/NR

 GS Mortgage Securities Trust 2013-GCJ12, 3.135%, 6/10/46

 6,621,510

 897,951

 5.71

 B/NR

 GSR Mortgage Loan Trust 2004-3F, Floating Rate Note, 2/25/34

 798,761

 3,029,941

 BB-/NR

 GSR Mortgage Loan Trust 2005-1F, 6.0%, 2/25/35

 3,059,750

 1,285,513

 2.62

 BBB+/NR

 GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35

 1,283,613

 223,932

 2.39

 AA+/Baa2

 HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34

 218,353

 1,731,087

 0.80

 BBB/Ba3

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 1,609,371

 1,980,934

 0.88

 BBB/Baa2

 Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34

 1,878,385

 3,389,434

 0.96

 BB+/Ba1

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 3,209,225

 11,171,114

 0.90

 BBB+/A3

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 10,519,592

 3,468,041

 0.92

 B/Ba3

 Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35

 3,035,781

 6,130,520

 0.68

 BB+/Baa1

 Impac CMB Trust Series 2005-2, Floating Rate Note, 4/25/35

 5,586,835

 62,101

 0.96

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34

 59,649

 2,414,641

 0.51

 AAA/Aaa

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 2,341,270

 5,405,470

 0.36

 BB+/Baa2

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 4,930,551

 6,944,736

 3.17

 AAA/NR

 Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)

 6,509,961

 1,004,236

 2.59

 NR/NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)

 1,004,969

 3,187,692

 0.53

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 3,020,813

 4,400,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 4,631,664

 1,300,000

 5.51

 A/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, Floating Rate Note, 11/15/43 (144A)

 1,408,896

 5,200,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46

 5,460,702

 4,000,000

 3.98

 AA/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/15/45 (144A)

 3,882,860

 6,500,000

 1.97

 A-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)

 6,467,078

 736,341

 2.84

 A+/NR

 JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34

 732,379

 3,211,537

 B-/Ba2

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 3,303,988

 1,797,580

 2.26

 BBB+/Ba1

 JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35

 1,780,138

 1,530,348

 5.07

 NR/Caa1

 JP Morgan Mortgage Trust 2005-A7, Floating Rate Note, 10/25/35

 1,553,073

 4,010,474

 3.50

 AAA/NR

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 3,863,979

 3,941,095

 3.72

 AAA/NR

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 3,670,156

 1,621,651

 3.00

 NR/NR

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 1,691,332

 3,010,000

 NR/Baa1

 LEAF Receivables Funding 9 LLC, 5.11%, 9/15/21 (144A)

 3,010,000

 694,040

 1.07

 BBB+/Aa2

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 692,129

 2,166,340

 0.36

 BBB+/Aa3

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 1,977,716

 2,763

 1.01

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A2, Floating Rate Note, 10/25/37 (144A)

 2,758

 1,562,523

 1.11

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 1,550,804

 2,128,472

 0.38

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 2,000,908

 2,540,251

 0.41

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 2,254,211

 4,920,000

 5.43

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 5,186,108

 947,431

 2.11

 A+/Baa2

 MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33

 934,769

 1,072,450

 AA+/Baa1

 MASTR Alternative Loan Trust 2003-5, 6.5%, 6/25/33

 1,092,031

 2,824,383

 BB+/NR

 MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19

 2,896,348

 1,027,528

 B+/NR

 MASTR Alternative Loan Trust 2004-13, 5.5%, 1/25/35

 1,048,319

 1,414,201

 6.02

 A+/NR

 MASTR Alternative Loan Trust 2004-13, Floating Rate Note, 1/25/35

 1,466,942

 7,057,807

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 7,242,799

 3,664,063

 A+/NR

 MASTR Alternative Loan Trust 2005-1, 5.5%, 2/25/35

 3,666,705

 1,841,160

 6.60

 A-/NR

 MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32

 1,925,544

 1,348,769

 2.38

 BBB/B1

 Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35

 1,347,845

 3,540,523

 0.62

 A+/Baa1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 3,318,550

 1,151,347

 0.78

 BB+/B2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D, Floating Rate Note, 9/25/29

 984,745

 4,685,222

 2.53

 BBB+/NR

 Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35

 4,671,996

 5,000,000

 BBB-/NR

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 5,393,145

 340,000

 BB+/NR

 Morgan Stanley Capital I Trust 2007-IQ13, 5.406%, 3/15/44

 369,578

 2,887,509

 0.27

 AA+/Aaa

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 2,832,586

 11,000,000

 NR/NR

 Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)

 11,112,614

 5,113,028

 3.75

 AAA/NR

 Nationstar Mortgage Loan Trust 2013-A, Floating Rate Note, 12/25/52 (144A)

 5,250,404

 3,124,115

 A+/A3

 Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A3, 5.5%, 8/25/33 (Step)

 3,216,311

 1,301,000

 4.42

 BBB/Baa3

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 1,313,490

 2,920,925

 0.41

 BB+/B2

 Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35

 2,853,808

 2,009,701

 NR/A2

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 2,049,208

 750,434

 AA+/Baa1

 RALI Series 2002-QS14 Trust, 5.5%, 9/25/32

 767,147

 279,781

 A+/Aa3

 RALI Series 2003-QS1 Trust, 5.0%, 1/25/33

 282,999

 784,050

 B/B1

 RALI Series 2003-QS11 Trust, 5.25%, 6/25/33

 804,865

 723,844

 NR/Ba1

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 737,319

 2,549,777

 NR/B3

 RALI Series 2004-QS16 Trust, 5.5%, 12/25/34

 2,617,836

 569,270

 NR/Ba3

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 590,455

 2,185,545

 0.66

 BB+/NR

 RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34

 2,070,801

 2,000,000

 B+/B1

 RALI Series 2004-QS5 Trust, 5.75%, 4/25/34

 2,003,054

 1,032,777

 0.76

 BB+/Ba3

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 987,098

 1,599,799

 0.74

 A+/A2

 RAMP Series 2004-SL1 Trust, Floating Rate Note, 10/25/31

 1,178,196

 2,247,945

 NR/Baa3

 RCMC LLC, 5.62346%, 11/15/44 (144A)

 2,250,000

 5,088,976

 1.57

 B-/Ba3

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 4,523,586

 1,087,913

 B-/NR

 Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35

 1,105,716

 2,581,034

 0.61

 BBB+/NR

 Residential Asset Securitization Trust 2004-A7, Floating Rate Note, 10/25/34

 2,288,694

 4,672,258

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 4,540,566

 4,950,000

 N/A

 NR/NR

 Resource Capital Corp CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)

 4,950,000

 4,675,688

 NR/B3

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 4,716,782

 45,503

 CCC/NR

 RFMSI Series 2005-S6 Trust, 5.25%, 8/25/35

 45,590

 1,314,408

 0.79

 AA+/Baa3

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 1,290,501

 1,125,219

 0.52

 A+/Baa2

 Sequoia Mortgage Trust 2004-8, Floating Rate Note, 9/20/34

 1,051,205

 2,973,102

 0.51

 A+/Baa2

 Sequoia Mortgage Trust 2004-9, Floating Rate Note, 10/20/34

 2,763,061

 1,910,210

 0.39

 BBB+/Ba3

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 1,734,073

 5,265,895

 0.37

 BBB+/Ba3

 Sequoia Mortgage Trust 2005-3, Floating Rate Note, 5/20/35

 4,681,834

 3,510,776

 3.00

 AAA/NR

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 3,227,737

 3,567,570

 2.25

 NR/Aaa

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 3,373,973

 3,804,173

 3.00

 NR/Aaa

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 3,497,040

 829,245

 NR/Baa3

 SMA Issuer I LLC, 3.5%, 8/20/25 (144A)

 831,040

 900,000

 A+/NR

 Spirit Master Funding LLC, 3.8868%, 12/20/43

 901,125

 1,261,247

 BB+/Baa2

 Spirit Master Funding LLC, 5.74%, 3/20/25 (144A)

 1,245,592

 1,100,000

 5.30

 BBB/NR

 Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/25/59 (144A)

 1,110,654

 1,177,794

 2.87

 BB/Ba2

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 1,172,159

 2,977,390

 2.37

 BBB-/B3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 2,889,855

 27,821

 2.53

 AA+/Baa3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34

 27,800

 5,093,771

 0.91

 A+/Ba1

 Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33

 4,794,038

 2,029,504

 CC/Caa2

 Structured Asset Securities Corp Trust 2005-15, 6.0%, 8/25/35

 1,895,153

 3,847,638

 2.65

 A+/Baa3

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 3,867,596

 3,552,355

 2.60

 AA+/Baa3

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Floating Rate Note, 6/25/33

 3,538,718

 1,676,667

 2.46

 A+/Ba2

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33

 1,657,911

 3,952,580

 0.81

 NR/NR

 Structured Asset Securities Corp. Reverse Mortgage Loan Trust 2002-RM1, Floating Rate Note, 10/25/37 (144A)

 3,895,762

 3,961,377

 1.77

 AA+/Baa3

 Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44

 3,822,748

 3,413,160

 4.00

 AAA/Ba1

 Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44

 3,390,514

 750,000

 AAA/Aa1

 TimberStar Trust 1, 5.668%, 10/15/36 (144A)

 818,411

 6,646,000

 BB/B1

 TimberStar Trust 1, 7.5296%, 10/15/36 (144A)

 6,777,205

 1,539,885

 NR/NR

 VOLT XV LLC, 3.22162%, 5/27/53 (Step) (144A)

 1,534,111

 777,821

 2.21

 NR/Ba3

 WaMu Mortgage Pass-Through Certificates Series 2002-AR2 Trust, Floating Rate Note, 2/27/34

 630,247

 404,822

 0.58

 BBB+/Ba3

 WaMu Mortgage Pass-Through Certificates Series 2004-AR12 Trust, Floating Rate Note, 10/25/44

 375,317

 594,536

 2.42

 A+/Ba3

 WaMu Mortgage Pass-Through Certificates Series 2004-AR9 Trust, Floating Rate Note, 8/25/34

 589,504

 2,101,318

 2.49

 BBB/NR

 WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35

 2,083,532

 5,512,848

 2.41

 B-/NR

 WaMu Mortgage Pass-Through Certificates Series 2005-AR7 Trust, Floating Rate Note, 8/25/35

 5,404,978

 15,019,534

 2.41

 BBB+/NR

 WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35

 14,936,777

 1,775,000

 4.69

 NR/A3

 Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/15/45

 1,742,109

 4,800,000

 5.58

 NR/A2

 Wells Fargo Commercial Mortgage Trust, Floating Rate Note, 11/15/43 (144A)

 5,164,781

 687,729

 2.53

 A+/Baa1

 Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33

 674,596

 1,640,315

 2.63

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2004-V Trust, Floating Rate Note, 10/25/34

 1,667,446

 2,479,640

 BBB+/Ba2

 Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.25%, 10/25/35

 2,546,290

 1,704,553

 2.63

 A+/NR

 Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, Floating Rate Note, 6/25/35

 1,703,760

 456,749

 4.99

 NR/Ba2

 Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35

 465,209

 1,200,000

 5.39

 NR/A2

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 1,268,297

 2,000,000

 5.25

 NR/Baa1

 WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/15/44 (144A)

 2,029,572

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $657,793,006)

 $

 655,870,963

 CORPORATE BONDS - 46.2%

 Energy - 4.3%

 Oil & Gas Drilling - 0.1%

 4,400,000

 B-/B3

 Offshore Group Investment, Ltd., 7.5%, 11/1/19

 $

 4,785,000

 2,250,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 2,694,098

 $

 7,479,098

 Oil & Gas Equipment & Services - 0.3%

 61,000

 BB-/Ba3

 CGG SA, 9.5%, 5/15/16

 $

 64,202

 1,710,000

 B/B1

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 1,782,675

 7,300,000

 BB/Ba3

 Exterran Holdings, Inc., 7.25%, 12/1/18

 7,710,625

 90,000

 BBB-/Ba2

 SESI LLC, 7.125%, 12/15/21

 100,350

 3,825,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 3,832,420

 4,070,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 5,229,396

 $

 18,719,668

 Oil & Gas Exploration & Production - 2.0%

 5,605,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 $

 6,067,412

 3,475,000

 B-/B3

 Chaparral Energy, Inc., 7.625%, 11/15/22

 3,718,250

 5,125,000

 BB+/Ba3

 Concho Resources, Inc., 6.5%, 1/15/22

 5,547,812

 3,230,000

 NR/A1

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 3,528,775

 16,950,000

 B+/B3

 Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21 (144A)

 17,670,375

 9,850,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 11,364,438

 4,520,072

 B/B3

 EPE Holdings LLC, 8.875%, 12/15/17 (144A) (PIK)

 4,644,374

 765,000

 BBB/Baa1

 Gazprom OAO Via Gaz Capital SA, 8.146%, 4/11/18 (144A)

 900,788

 5,768,000

 BB/Ba3

 Hilcorp Energy I LP, 7.625%, 4/15/21 (144A)

 6,258,280

 3,500,000

 BBB-/Baa3

 KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)

 3,246,250

 1,900,000

 B/B3

 Kodiak Oil & Gas Corp., 5.5%, 1/15/21

 1,895,250

 85,000

 B/B3

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 94,350

 3,220,000

 B-/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

 3,252,200

 100,000

 B+/B1

 Linn Energy LLC, 7.0%, 11/1/19 (144A)

 101,000

 3,374,000

 B+/B1

 Linn Energy LLC, 8.625%, 4/15/20

 3,643,920

 4,600,000

 NR/NR

 National JSC Naftogaz of Ukraine, 9.5%, 9/30/14

 4,582,060

 6,125,000

 BBB-/Ba1

 Newfield Exploration Co., 5.625%, 7/1/24

 6,094,375

 15,700,000

 BBB-/Baa3

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

 14,444,000

 4,420,000

 B/B3

 Oasis Petroleum, Inc., 6.875%, 3/15/22 (144A)

 4,685,200

 3,375,000

 BB+/Ba2

 Pacific Rubiales Energy Corp., 5.375%, 1/26/19 (144A)

 3,400,312

 165,000

 BBB/Baa3

 Plains Exploration & Production Co., 6.75%, 2/1/22

 181,751

 4,060,000

 BBB/Baa3

 Plains Exploration & Production Co., 8.625%, 10/15/19

 4,454,880

 870,000

 BB-/B2

 Rosetta Resources, Inc., 5.625%, 5/1/21

 867,825

 1,395,000

 BBB/Baa1

 Rosneft Finance SA, 6.625%, 3/20/17 (144A)

 1,541,475

 1,770,000

 BBB/Baa1

 Rosneft Finance SA, 7.25%, 2/2/20 (144A)

 1,997,888

 1,250,000

 BBB/Baa1

 Rosneft Finance SA, 7.875%, 3/13/18 (144A)

 1,443,750

 4,710,000

 CCC+/B3

 Samson Investment Co., 10.5%, 2/15/20 (144A)

 5,133,900

 1,860,000

 B-/B2

 SandRidge Energy, Inc., 7.5%, 3/15/21

 1,948,350

 1,840,000

 B-/B2

 SandRidge Energy, Inc., 8.125%, 10/15/22

 1,950,400

 4,650,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22

 4,603,500

 1,551,995

 NR/Baa2

 Tengizchevroil Finance Co Sarl, 6.124%, 11/15/14 (144A)

 1,578,472

 3,650,000

 B/B3

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 3,832,500

 3,170,000

 B/B3

 W&T Offshore, Inc., 8.5%, 6/15/19

 3,352,275

 $

 138,026,387

 Oil & Gas Refining & Marketing - 0.3%

 1,600,000

 BBB+/A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 1,816,987

 3,125,000

 BBB+/Baa2

 Reliance Holdings USA, Inc., 4.5%, 10/19/20 (144A)

 3,087,778

 25,000

 BBB-/Baa3

 Sunoco, Inc., 9.625%, 4/15/15

 27,635

 9,480,000

 BB+/Ba2

 Tesoro Corp., 5.375%, 10/1/22

 9,598,500

 4,414,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 5,688,697

 $

 20,219,597

 Oil & Gas Storage & Transportation - 1.5%

 1,770,000

 BBB-/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 1,978,182

 4,290,000

 BBB-/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 5,337,777

 17,150,000

 5.85

 BB/Baa3

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 15,949,500

 4,234,000

 3.26

 NR/NR

 Energy Transfer Partners LP, Floating Rate Note, 11/1/66

 3,852,940

 3,683,000

 8.38

 BBB-/Baa2

 Enterprise Products Operating LLC, Floating Rate Note, 8/1/66

 4,080,764

 15,875,000

 BB/Ba3

 Gibson Energy, Inc., 6.75%, 7/15/21 (144A)

 16,787,812

 NOK

 32,000,000

 6.90

 NR/NR

 Golar LNG Partners LP, Floating Rate Note, 10/12/17

 5,423,238

 11,960,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 4.15%, 3/1/22

 11,872,991

 5,225,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 5,937,664

 12,650,000

 BB+/Ba3

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)

 12,365,375

 2,140,000

 BBB-/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 2,455,646

 10,390,000

 BBB-/Baa3

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 10,608,055

 8,880,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 9,521,322

 $

 106,171,266

 Coal & Consumable Fuels - 0.1%

 4,260,000

 B-/B3

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 3,674,250

 1,860,000

 B-/B3

 Alpha Natural Resources, Inc., 6.25%, 6/1/21

 1,590,300

 3,650,000

 CC/Ca

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 2,463,750

 2,425,000

 CC/Ca

 Bumi Investment Pte, Ltd., 10.75%, 10/6/17 (144A)

 1,649,000

 $

 9,377,300

 Total Energy

 $

 299,993,316

 Materials - 4.4%

 Commodity Chemicals - 0.3%

 2,885,000

 BBB-/NR

 Basell Finance Co BV, 8.1%, 3/15/27 (144A)

 $

 3,642,858

 2,690,000

 BBB-/Baa3

 Braskem Finance, Ltd., 7.375%, (Perpetual) (144A)

 2,528,600

 3,590,000

 CCC+/B3

 Hexion US Finance Corp., 8.875%, 2/1/18

 3,729,112

 4,845,000

 BBB-/Baa1

 LyondellBasell Industries NV, 5.0%, 4/15/19

 5,380,959

 3,875,000

 BB-/B2

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 4,010,625

 $

 19,292,154

 Diversified Chemicals - 0.1%

 4,140,000

 BBB/Baa2

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 3,909,162

 EURO

 1,650,459

 B-/Caa1

 INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)

 2,286,402

 $

 6,195,564

 Fertilizers & Agricultural Chemicals - 0.1%

 3,650,000

 BB/NR

 EuroChem Mineral & Chemical Co OJSC via EuroChem GI, Ltd., 5.125%, 12/12/17 (144A)

 $

 3,663,688

 5,550,000

 NR/Baa3

 Phosagro OAO via Phosagro Bond Funding, Ltd., 4.204%, 2/13/18 (144A)

 5,501,438

 $

 9,165,126

 Specialty Chemicals - 0.0% †

 1,375,000

 B/B1

 Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)

 $

 1,326,875

 Construction Materials - 0.3%

 5,098,000

 B+/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $

 5,824,465

 3,400,000

 B+/NR

 Cemex SAB de CV, 7.25%, 1/15/21 (144A)

 3,519,000

 2,000,000

 B+/NR

 Cemex SAB de CV, 9.0%, 1/11/18 (144A)

 2,195,000

 4,700,000

 5.25

 B+/NR

 Cemex SAB de CV, Floating Rate Note, 9/30/15 (144A)

 4,852,750

 1,900,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 2,147,494

 23,000

 NR/NR

 Indalex Holding Corp., 2/1/14 (d) (e)

 172

 1,680,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 1,871,100

 $

 20,409,981

 Metal & Glass Containers - 0.5%

 1,690,000

 B-/B3

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 1,816,750

 EURO

 100,000

 CCC+/Caa1

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

 145,750

 EURO

 1,070,000

 B+/Ba3

 Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)

 1,544,812

 5,400,000

 CCC+/Caa1

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 5,454,000

 7,250,000

 CCC+/Caa1

 Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)

 7,938,750

 EURO

 11,058,000

 CCC+/Caa1

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)

 16,535,166

 $

 33,435,228

 Paper Packaging - 0.2%

 EURO

 3,425,000

 BBB-/Baa3

 Mondi Consumer Packaging International AG, 9.75%, 7/15/17 (144A)

 $

 5,133,595

 5,795,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 6,446,938

 $

 11,580,533

 Diversified Metals & Mining - 1.1%

 3,900,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 3,363,750

 6,715,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 6,278,525

 6,230,000

 BB/Ba3

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 5,669,300

 11,200,000

 BBB/Baa3

 Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23

 10,591,224

 27,140,000

 BB+/Ba1

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 21,947,277

 11,775,000

 BB-/B1

 KGHM International, Ltd., 7.75%, 6/15/19 (144A)

 12,422,625

 5,850,000

 BB/Ba3

 Vedanta Resources Plc, 6.0%, 1/31/19 (144A)

 5,659,875

 3,635,000

 BB/Ba3

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 3,648,631

 4,040,000

 BB/Ba3

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

 4,484,400

 3,360,000

 BB+/Baa3

 Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)

 3,091,200

 $

 77,156,807

 Gold - 0.2%

 2,400,000

 BB/Ba3

 Eldorado Gold Corp., 6.125%, 12/15/20 (144A)

 $

 2,310,000

 7,300,000

 BBB+/Baa2

 Goldcorp, Inc., 3.7%, 3/15/23

 6,528,806

 2,475,000

 BB-/B1

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 2,128,500

 $

 10,967,306

 Precious Metals & Minerals - 0.2%

 3,175,000

 BB-/Ba3

 ALROSA Finance SA, 7.75%, 11/3/20 (144A)

 $

 3,519,488

 100,000

 BB-/Ba3

 ALROSA Finance SA, 8.875%, 11/17/14 (144A)

 106,000

 7,550,000

 BBB/Baa2

 Fresnillo Plc, 5.5%, 11/13/23 (144A)

 7,323,500

 $

 10,948,988

 Steel - 1.1%

 3,645,000

 BBB-/Baa3

 Allegheny Technologies, Inc., 9.375%, 6/1/19

 $

 4,453,293

 2,950,000

 BB+/Ba1

 ArcelorMittal, 5.75%, 8/5/20

 3,134,375

 10,385,000

 BB+/Ba1

 ArcelorMittal, 6.0%, 3/1/21

 11,008,100

 5,470,000

 BB+/Ba1

 ArcelorMittal, 6.125%, 6/1/18

 6,003,325

 135,000

 B/Caa1

 Atkore International, Inc., 9.875%, 1/1/18

 145,125

 2,140,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 2,439,600

 5,660,000

 B/B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)

 5,348,700

 2,145,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

 1,308,450

 8,725,000

 B-/Caa1

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

 8,463,250

 5,175,000

 BBB/Baa2

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 4,836,115

 6,200,000

 BB-/Ba2

 Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)

 6,014,000

 5,555,000

 NR/Caa1

 Metinvest BV, 10.25%, 5/20/15 (144A)

 5,624,438

 5,675,000

 NR/Caa1

 Metinvest BV, 8.75%, 2/14/18 (144A)

 5,334,500

 7,600,000

 BBB/NR

 Samarco Mineracao SA, 4.125%, 11/1/22 (144A)

 6,840,000

 3,900,000

 BBB/NR

 Samarco Mineracao SA, 5.75%, 10/24/23 (144A)

 3,861,000

 4,738,000

 B/B3

 Severstal Columbus LLC, 10.25%, 2/15/18

 5,022,280

 $

 79,836,551

 Paper Products - 0.3%

 2,500,000

 BBB/NR

 Inversiones CMPC SA, 4.375%, 5/15/23 (144A)

 $

 2,329,840

 8,625,000

 BBB/Baa3

 Inversiones CMPC SA, 4.5%, 4/25/22 (144A)

 8,190,007

 11,110,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)

 10,276,750

 2,100,000

 BB/Ba2

 Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)

 2,068,500

 $

 22,865,097

 Total Materials

 $

 303,180,210

 Capital Goods - 2.1%

 Building Products - 0.5%

 3,665,000

 BB+/Ba3

 Building Materials Corp. of America, 6.75%, 5/1/21 (144A)

 $

 3,967,362

 3,438,000

 BBB-/Ba3

 Masco Corp., 5.85%, 3/15/17

 3,773,205

 14,465,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 16,511,928

 8,525,000

 5.75

 BBB+/Baa2

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 8,972,562

 $

 33,225,057

 Construction & Engineering - 0.2%

 3,500,000

 BB-/Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 $

 3,771,250

 3,400,000

 B/B2

 Empresas ICA SAB de CV, 8.375%, 7/24/17 (144A)

 3,357,500

 8,825,000

 B/B2

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)

 8,604,375

 $

 15,733,125

 Electrical Components & Equipment - 0.1%

 3,349,000

 B/B2

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 3,516,450

 3,500,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 3,626,875

 $

 7,143,325

 Industrial Conglomerates - 0.2%

 4,200,000

 BB/NR

 Magnesita Finance, Ltd., 8.625%, 12/31/49 (Perpetual) (144A)

 $

 4,032,000

 2,450,000

 B-/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 2,695,000

 4,485,000

 BBB+/Baa2

 Tyco Electronics Group SA, 6.55%, 10/1/17

 5,132,616

 $

 11,859,616

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 200,000

 A/A2

 Caterpillar Financial Services Corp., 7.05%, 10/1/18

 $

 241,298

 1,125,000

 B/B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 1,122,188

 14,150,000

 A/A3

 Cummins, Inc., 5.65%, 3/1/98

 13,565,350

 1,385,000

 A/A3

 Cummins, Inc., 6.75%, 2/15/27

 1,615,180

 11,805,000

 CCC-/B3

 Navistar International Corp., 8.25%, 11/1/21

 12,218,175

 $

 28,762,191

 Industrial Machinery - 0.2%

 2,950,000

 B/B3

 Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)

 $

 2,205,125

 1,755,000

 BBB-/Baa2

 Flowserve Corp., 3.5%, 9/15/22

 1,653,210

 150,000

 B/B1

 Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)

 167,250

 4,465,000

 B/Caa1

 Mueller Water Products, Inc., 7.375%, 6/1/17

 4,576,625

 3,870,000

 BBB/Baa2

 Valmont Industries, Inc., 6.625%, 4/20/20

 4,342,020

 7,010,000

 CCC+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

 4,538,975

 $

 17,483,205

 Trading Companies & Distributors - 0.5%

 3,775,000

 BB+/Ba3

 Aircastle, Ltd., 6.25%, 12/1/19

 $

 4,043,969

 2,900,000

 BB+/Ba3

 Aircastle, Ltd., 7.625%, 4/15/20

 3,255,250

 3,700,000

 BB+/NR

 Aviation Capital Group Corp., 4.625%, 1/31/18 (144A)

 3,830,321

 12,763,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 13,878,907

 6,865,000

 BBB/Baa2

 GATX Corp., 6.0%, 2/15/18

 7,660,633

 $

 32,669,080

 Total Capital Goods

 $

 146,875,599

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.1%

 6,050,000

 B-/Caa2

 Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)

 $

 6,065,125

 Total Commercial Services & Supplies

 $

 6,065,125

 Transportation - 0.8%

 Air Freight & Logistics - 0.0% †

 355,000

 CCC-/Caa2

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 $

 370,975

 2,500,000

 CCC+/B2

 CEVA Group Plc, 8.375%, 12/1/17 (144A)

 2,612,500

 $

 2,983,475

 Airlines - 0.3%

 2,000,000

 A-/Baa2

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)

 $

 1,950,000

 548,623

 BB/Ba1

 Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18

 582,912

 100,000

 B+/B1

 Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.125%, 4/29/18

 104,500

 50,000

 BBB/Ba2

 Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16 (144A)

 53,125

 2,400,234

 A+/Baa1

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 11/23/19

 2,586,252

 2,795,000

 BBB+/Ba1

 Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26

 2,595,856

 4,965,000

 BB-/NR

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 5,163,600

 6,200,000

 B/B2

 United Continental Holdings, Inc., 6.0%, 7/15/26

 5,332,000

 5,000,000

 B/B2

 United Continental Holdings, Inc., 8.0%, 7/15/24

 5,015,000

 $

 23,383,245

 Railroads - 0.1%

 3,750,000

 BB-/NR

 Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)

 $

 3,356,250

 Trucking - 0.2%

 1,602,000

 BBB-/Baa2

 Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)

 $

 1,603,660

 4,200,000

 BBB-/Baa2

 Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)

 4,452,949

 7,125,735

 NR/Caa2

 Inversiones Alsacia SA, 8.0%, 8/18/18 (144A)

 5,166,158

 2,050,000

 BBB/A3

 Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)

 1,804,410

 $

 13,027,177

 Airport Services - 0.1%

 6,000,000

 BB-/Ba3

 Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19 (144A)

 $

 5,910,000

 1,100,000

 B/B2

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 1,166,000

 $

 7,076,000

 Highways & Railtracks - 0.1%

 MXN

 87,500,000

 BBB/NR

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $

 5,990,267

 Total Transportation

 $

 55,816,414

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 3,000,000

 B/B1

 Chrysler Group LLC, 8.25%, 6/15/21

 $

 3,412,500

 1,390,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech s.r.o., 4.5%, 4/15/15 (144A)

 1,447,422

 $

 4,859,922

 Total Automobiles & Components

 $

 4,859,922

 Consumer Durables & Apparel - 0.7%

 Home Furnishings - 0.1%

 3,450,000

 BBB/Baa3

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 3,277,500

 Homebuilding - 0.3%

 5,880,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)

 $

 5,909,400

 3,460,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 3,589,750

 3,140,000

 NR/C

 Desarrolladora Homex SAB de CV, 12/11/19 (144A) (d) (e)

 353,250

 5,065,000

 NR/C

 Desarrolladora Homex SAB de CV, 9.75%, 3/25/20 (144A) (e)

 569,812

 7,780,000

 BB/Ba2

 DR Horton, Inc., 5.75%, 8/15/23

 7,916,150

 1,500,000

 B/B2

 KB Home, 8.0%, 3/15/20

 1,657,500

 3,975,000

 NR/Ca

 Urbi Desarrollos Urbanos SAB de CV, 0.0%, 2/3/22 (144A) (e)

 576,375

 2,275,000

 NR/Ca

 Urbi Desarrollos Urbanos SAB de CV, 9.5%, 1/21/20 (144A) (e)

 329,875

 $

 20,902,112

 Household Appliances - 0.1%

 7,600,000

 BB+/NR

 Arcelik AS, 5.0%, 4/3/23 (144A)

 $

 6,558,800

 Housewares & Specialties - 0.2%

 9,539,000

 BB+/NR

 Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)

 $

 10,635,985

 4,075,000

 B+/B1

 Reynolds Group Issuer, Inc., 7.125%, 4/15/19

 4,339,875

 $

 14,975,860

 Total Consumer Durables & Apparel

 $

 45,714,272

 Consumer Services - 1.1%

 Casinos & Gaming - 0.6%

 EURO

 3,750,000

 B+/B3

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 $

 5,465,625

 EURO

 7,630,000

 8.25

 BB/Ba2

 Gtech Spa, Floating Rate Note, 3/31/66 (144A)

 11,383,006

 120,000

 BBB/Baa2

 International Game Technology, 7.5%, 6/15/19

 139,640

 904,655

 NR/NR

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36

 124,390

 EURO

 4,166,000

 CCC/Caa1

 Peermont Global Pty, Ltd., 7.75%, 4/30/14

 5,756,891

 3,774,000

 B/B2

 Scientific Games International, Inc., 9.25%, 6/15/19

 4,047,615

 5,420,000

 BBB-/NR

 Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)

 5,081,250

 11,470,000

 BBB-/NR

 Wynn Las Vegas LLC, 5.375%, 3/15/22

 11,584,700

 $

 43,583,117

 Education Services - 0.4%

 4,550,000

 NR/Aa2

 Bowdoin College, 4.693%, 7/1/12

 $

 3,604,091

 5,600,000

 AAA/Aaa

 President and Fellows of Harvard College, 2.3%, 10/1/23

 4,999,232

 14,800,000

 AA-/Aa2

 Tufts University, 5.017%, 4/15/12

 13,431,918

 5,100,000

 AAA/Aaa

 William Marsh Rice University, 4.626%, 5/15/63

 4,631,061

 $

 26,666,302

 Specialized Consumer Services - 0.1%

 3,322,000

 BB-/B1

 Service Corp International United States, 8.0%, 11/15/21

 $

 3,811,995

 Total Consumer Services

 $

 74,061,414

 Media - 0.5%

 Broadcasting - 0.5%

 10,705,000

 BB-/B1

 CCO Holdings LLC, 6.625%, 1/31/22

 $

 11,026,150

 3,775,000

 BB-/B1

 CCO Holdings LLC, 7.375%, 6/1/20

 4,086,438

 6,600,000

 NR/Baa3

 Myriad International Holdings BV, 6.375%, 7/28/17 (144A)

 7,350,750

 EURO

 1,600,000

 B+/B1

 Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)

 2,552,000

 3,000,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 3,225,000

 EURO

 2,160,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 3,219,718

 $

 31,460,056

 Cable & Satellite - 0.0% †

 1,100,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 $

 1,288,656

 640,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.75%, 2/14/19

 763,419

 $

 2,052,075

 Total Media

 $

 33,512,131

 Retailing - 0.2%

 Internet Retail - 0.2%

 9,760,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 10,564,009

 Total Retailing

 $

 10,564,009

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 5,653,214

 BBB+/Baa1

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 5,936,175

 1,051,215

 BBB+/Baa1

 CVS Pass-Through Trust, 6.036%, 12/10/28

 1,156,457

 $

 7,092,632

 Total Food & Staples Retailing

 $

 7,092,632

 Food, Beverage & Tobacco - 1.8%

 Soft Drinks - 0.2%

 10,260,000

 BB/NR

 Ajecorp BV, 6.5%, 5/14/22 (144A)

 $

 10,183,050

 2,795,000

 BB/Ba2

 Central American Bottling Corp., 6.75%, 2/9/22 (144A)

 2,850,900

 3,800,000

 NR/Baa3

 Coca-Cola Icecek AS, 4.75%, 10/1/18 (144A)

 3,866,956

 $

 16,900,906

 Agricultural Products - 0.2%

 12,880,000

 BBB/Baa2

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 13,679,809

 Packaged Foods & Meats - 1.2%

 50,000

 B/B2

 Agrokor dd, 8.875%, 2/1/20 (144A)

 $

 53,502

 750,000

 BB/Ba3

 Bertin SA, 10.25%, 10/5/16 (144A)

 836,250

 3,500,000

 BBB-/Baa3

 BRF SA, 3.95%, 5/22/23 (144A)

 3,027,500

 7,810,000

 BBB-/Baa3

 BRF SA, 5.875%, 6/6/22 (144A)

 7,794,380

 8,000,000

 B+/B1

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

 7,680,000

 1,038,898

 NR/NR

 Independencia International, Ltd., 12/30/16 (144A) (d) (e)

 2,597

 3,713,000

 BB/Ba3

 JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)

 3,898,650

 5,100,000

 BB/NR

 JBS Investments GmbH, 7.75%, 10/28/20 (144A)

 5,151,000

 4,650,000

 BB/Ba3

 JBS USA LLC, 8.25%, 2/1/20 (144A)

 5,045,250

 4,400,000

 B/B2

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

 4,202,000

 4,150,000

 B/B2

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

 3,859,500

 9,500,000

 B/B2

 Marfrig Holding Europe BV, 9.875%, 7/24/17 (144A)

 9,381,250

 6,750,000

 B/B2

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 6,277,500

 10,800,000

 B-/NR

 MHP SA, 8.25%, 4/2/20 (144A)

 9,587,160

 5,000,000

 BB-/B1

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 5,750,000

 6,600,000

 BB-/B1

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 6,550,500

 3,305,000

 BBB-/Baa1

 Mondelez International, Inc., 6.5%, 2/9/40

 3,949,478

 $

 83,046,517

 Tobacco - 0.2%

 10,630,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 9,965,625

 4,700,000

 BBB-/Baa2

 Lorillard Tobacco Co., 3.75%, 5/20/23

 4,278,734

 $

 14,244,359

 Total Food, Beverage & Tobacco

 $

 127,871,591

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 16,255,000

 BBB-/Baa2

 Avon Products, Inc., 5.0%, 3/15/23

 $

 15,803,452

 Total Household & Personal Products

 $

 15,803,452

 Health Care Equipment & Services - 0.3%

 Health Care Services - 0.2%

 11,400,000

 A+/A1

 Catholic Health Initiatives, 4.35%, 11/1/42

 $

 9,889,534

 5,413,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 5,588,922

 $

 15,478,456

 Health Care Facilities - 0.1%

 3,800,000

 BB/Ba3

 HCA, Inc., 6.5%, 2/15/20

 $

 4,175,250

 Total Health Care Equipment & Services

 $

 19,653,706

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Biotechnology - 0.1%

 5,540,000

 BBB/Baa3

 Warner Chilcott Co. LLC, 7.75%, 9/15/18

 $

 5,997,050

 Pharmaceuticals - 0.1%

 8,085,000

 B/B1

 Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/21 (144A)

 $

 8,873,288

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 14,870,338

 Banks - 5.3%

 Diversified Banks - 3.6%

 TRY

 11,000,000

 NR/Baa2

 Akbank TAS, 7.5%, 2/5/18 (144A)

 $

 4,376,501

 NOK

 70,000,000

 AAA/Aaa

 Asian Development Bank, 3.375%, 5/20/14

 11,581,435

 6,400,000

 7.38

 BBB-/NR

 Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)

 6,694,134

 1,753,000

 9.75

 BBB-/NR

 Banco de Credito del Peru Panama, Floating Rate Note, 11/6/69 (144A)

 2,002,802

 10,210,000

 6.88

 BBB/Ba1

 Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)

 10,694,975

 9,400,000

 6.25

 BB/NR

 Banco do Brasil SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 7,261,500

 2,400,000

 NR/Ba1

 Banco do Estado do Rio Grande do Sul SA, 7.375%, 2/2/22 (144A)

 2,370,000

 8,060,000

 NR/B1

 Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)

 8,281,650

 5,000,000

 NR/Baa3

 Banco Nacional de Costa Rica, 4.875%, 11/1/18 (144A)

 4,900,000

 50,000

 BBB+/NR

 BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)

 50,000

 23,300,000

 NR/Baa2

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 24,581,500

 EURO

 5,150,000

 NR/NR

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20

 8,007,945

 8,500,000

 BB-/B1

 CorpGroup Banking SA, 6.75%, 3/15/23 (144A)

 8,186,308

 1,900,000

 A+/Aa3

 Export-Import Bank of Korea, 5.875%, 1/14/15

 1,996,662

 11,000,000

 A/A2

 HSBC Bank Plc, 7.65%, 5/1/25

 13,522,839

 NOK

 167,500,000

 AAA/Aaa

 International Bank for Reconstruction & Development, 3.25%, 4/14/14

 27,658,618

 AUD

 50,000

 AAA/Aaa

 International Bank for Reconstruction & Development, 5.75%, 10/21/19

 48,188

 11,625,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)

 11,961,486

 3,925,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 4,297,808

 7,915,000

 2.64

 BBB/Baa2

 Intesa Sanpaolo S.p.A., Floating Rate Note, 2/24/14 (144A)

 7,938,136

 3,275,000

 BBB/Baa2

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 3,621,950

 17,800,000

 A/Baa1

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 17,600,106

 2,668,421

 2.99

 A/NR

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 2,660,906

 11,145,000

 4.50

 NR/Baa3

 Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)

 9,751,875

 6,900,000

 A+/A2

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 7,164,926

 5,400,000

 A-/A3

 Standard Chartered Plc, 3.95%, 1/11/23 (144A)

 5,008,619

 TRY

 14,400,000

 NR/Baa2

 Turkiye Garanti Bankasi AS, 7.375%, 3/7/18 (144A)

 5,629,360

 5,100,000

 NR/Ba1

 Turkiye Is Bankasi, 6.0%, 10/24/22 (144A)

 4,574,700

 7,800,000

 NR/Baa2

 VTB Bank OJSC Via VTB Capital SA, 6.0%, 4/12/17 (144A)

 8,287,500

 15,600,000

 BBB-/Ba1

 VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)

 15,990,000

 2,450,000

 7.98

 BBB+/Baa3

 Wells Fargo & Co., Floating Rate Note, 12/31/49 (Perpetual)

 2,731,750

 $

 249,434,179

 Regional Banks - 1.2%

 6,843,000

 NR/Baa3

 Banco Internacional del Peru SAA, 5.75%, 10/7/20 (144A)

 $

 6,945,645

 1,500,000

 A-/NR

 CoBank ACB, 7.875%, 4/16/18 (144A)

 1,802,926

 2,885,000

 A/A2

 Mellon Funding Corp., 5.5%, 11/15/18

 3,267,006

 1,809,000

 A-/A3

 PNC Bank NA, 6.0%, 12/7/17

 2,061,439

 16,036,000

 BBB-/Baa2

 Santander Bank NA, 8.75%, 5/30/18

 19,267,960

 15,605,000

 4.46

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 15,565,988

 24,810,000

 6.75

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 25,814,805

 8,085,000

 4.85

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 7,240,118

 2,195,000

 A+/A1

 Wachovia Bank NA, 6.0%, 11/15/17

 2,532,810

 660,000

 5.57

 BBB+/Baa3

 Wachovia Capital Trust III, Floating Rate Note, 12/31/49 (Perpetual)

 603,900

 $

 85,102,597

 Thrifts & Mortgage Finance - 0.5%

 12,500,000

 BB-/Ba3

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)

 $

 13,328,125

 1,650,000

 BB+/Ba1

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.875%, 9/25/17 (144A)

 1,831,500

 RUB

 246,800,000

 BB+/Ba1

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 8.625%, 4/26/16 (144A)

 7,502,378

 10,175,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 10,914,102

 1,970,000

 BBB/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15

 2,034,319

 $

 35,610,424

 Total Banks

 $

 370,147,200

 Diversified Financials - 7.2%

 Other Diversified Financial Services - 2.6%

 9,380,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 10,553,297

 16,860,000

 A-/NR

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 16,573,650

 12,945,000

 5.95

 BB+/Ba3

 Citigroup, Inc., Floating Rate Note (Perpetual)

 11,978,656

 8,925,000

 5.35

 BB+/Ba3

 Citigroup, Inc., Floating Rate Note (Perpetual)

 7,836,150

 9,825,000

 7.88

 NR/NR

 Credit Suisse Group Guernsey I, Ltd., Floating Rate Note, 2/24/41

 10,684,688

 9,400,000

 NR/Caa1

 DTEK Finance Plc, 7.875%, 4/4/18 (144A)

 8,695,000

 6,250,000

 BBB/NR

 Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (c) (d)

 3,443,187

 18,800,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note (Perpetual)

 21,009,000

 2,400,000

 5.25

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note, 12/31/49 (Perpetual)

 2,256,000

 2,550,000

 BBB+/Baa1

 Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)

 2,712,993

 2,700,000

 5.65

 BB/Ba1

 ING US, Inc., Floating Rate Note, 5/15/53

 2,625,750

 NZD

 15,300,000

 A/A3

 JPMorgan Chase & Co., 4.25%, 11/2/18

 11,867,429

 20,727,000

 7.90

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note (Perpetual)

 22,851,518

 13,860,000

 5.15

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 12/31/49 (Perpetual)

 12,439,350

 3,766,000

 NR/NR

 KANE-PI1, Floating Rate Note, 4/7/15

 3,766,000

 21,530,000

 A/NR

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 20,496,388

 5,351,000

 7.70

 BBB/NR

 Tiers Trust, Floating Rate Note, 10/15/97 (144A) (c)

 3,424,876

 5,500,000

 3.50

 BB+/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 5,597,350

 $

 178,811,282

 Multi-Sector Holdings - 0.2%

 4,710,000

 BBB/NR

 Gruposura Finance, 5.7%, 5/18/21 (144A)

 $

 4,874,850

 11,820,000

 AA/Aa3

 IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)

 12,883,800

 $

 17,758,650

 Specialized Finance - 0.5%

 7,180,000

 BBB+/Baa1

 BM&FBovespa SA, 5.5%, 7/16/20 (144A)

 $

 7,521,050

 18,870,000

 BBB-/NR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 19,813,500

 3,705,000

 BBB+/NR

 Corp Financiera de Desarrollo SA, 4.75%, 2/8/22 (144A)

 3,658,688

 6,400,000

 BBB+/Baa2

 LeasePlan Corp NV, 2.5%, 5/16/18 (144A)

 6,222,080

 $

 37,215,318

 Consumer Finance - 0.2%

 2,030,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 $

 2,580,278

 1,240,000

 BBB+/Baa1

 Hyundai Capital America, 3.75%, 4/6/16 (144A)

 1,298,751

 1,200,000

 BBB+/Baa1

 Hyundai Capital America, 4.0%, 6/8/17 (144A)

 1,263,524

 1,825,000

 B+/B1

 Jefferies Finance LLC, 7.375%, 4/1/20 (144A)

 1,898,000

 4,559,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 4,561,462

 $

 11,602,015

 Asset Management & Custody Banks - 0.8%

 8,324,000

 7.52

 BBB+/Baa2

 Ameriprise Financial, Inc., Floating Rate Note, 6/1/66

 $

 9,218,830

 9,800,000

 BBB/NR

 Ares Capital Corp., 4.875%, 11/30/18

 10,030,947

 5,375,000

 A+/NR

 Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)

 5,569,656

 19,000

 A-/A3

 Eaton Vance Corp., 6.5%, 10/2/17

 21,566

 5,650,000

 NR/B2

 Intercorp Retail Trust, 8.875%, 11/14/18 (144A)

 5,918,375

 4,500,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 5,011,096

 4,350,000

 BB+/Ba1

 Neuberger Berman Group LLC, 5.625%, 3/15/20 (144A)

 4,567,500

 10,175,000

 BBB/NR

 Prospect Capital Corp., 5.875%, 3/15/23

 9,857,652

 5,450,000

 4.50

 BBB/Baa2

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 4,945,875

 $

 55,141,497

 Investment Banking & Brokerage - 2.9%

 25,900,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 12/1/49 (Perpetual)

 $

 18,207,700

 4,660,000

 BBB/Baa3

 Jefferies Group LLC, 5.125%, 4/13/18

 5,038,625

 11,890,000

 BBB/Baa3

 Jefferies Group LLC, 6.875%, 4/15/21

 13,543,067

 5,945,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 6,566,490

 7,750,000

 BBB/A3

 Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)

 8,566,532

 5,460,000

 BBB/A3

 Macquarie Group, Ltd., 7.625%, 8/13/19 (144A)

 6,539,005

 932,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.0%, 2/3/14

 935,419

 17,800,000

 BBB+/Baa3

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 22,980,957

 8,500,000

 BBB-/Baa2

 MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)

 8,446,875

 13,200,000

 BBB+/Baa3

 Morgan Stanley, 4.1%, 5/22/23

 12,774,313

 4,400,000

 BBB+/Baa3

 Morgan Stanley, 4.875%, 11/1/22

 4,504,108

 11,000,000

 A-/Baa2

 Morgan Stanley, 5.5%, 7/28/21

 12,292,038

 9,000,000

 BBB/Baa2

 Raymond James Financial, Inc., 4.25%, 4/15/16

 9,520,479

 17,423,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 17,205,300

 45,000

 A/A3

 TD Ameritrade Holding Corp., 5.6%, 12/1/19

 51,944

 7,400,000

 BBB+/Baa2

 The Goldman Sachs Group, Inc., 6.45%, 5/1/36

 7,924,793

 5,400,000

 BBB+/Baa2

 The Goldman Sachs Group, Inc., 6.75%, 10/1/37

 6,007,743

 32,775,000

 BBB-/NR

 UBS AG, 7.625%, 8/17/22

 37,537,699

 $

 198,643,087

 Diversified Capital Markets - 0.0% †

 1,600,000

 7.50

 BB-/NR

 Credit Suisse Group AG, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 $

 1,690,000

 Total Diversified Financials

 $

 500,861,849

 Insurance - 6.9%

 Insurance Brokers - 0.2%

 6,850,000

 BBB-/Baa3

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 $

 7,776,298

 100,000

 CCC+/Caa2

 Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)

 102,250

 GBP

 2,125,000

 NR/B1

 Towergate Finance Plc, 8.5%, 2/15/18 (144A)

 3,722,915

 $

 11,601,463

 Life & Health Insurance - 1.4%

 125,000

 BB/Ba3

 CNO Financial Group, Inc., 6.375%, 10/1/20 (144A)

 $

 133,125

 10,110,000

 BBB+/NR

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 11,756,444

 3,200,000

 BBB-/Baa3

 Forethought Financial Group, Inc., 8.625%, 4/15/21 (144A)

 3,529,443

 2,600,000

 A-/Baa1

 Lincoln National Corp., 8.75%, 7/1/19

 3,346,606

 11,955,000

 6.05

 BBB/Baa3

 Lincoln National Corp., Floating Rate Note, 4/20/67

 11,865,338

 2,787,000

 7.00

 BBB/Baa3

 Lincoln National Corp., Floating Rate Note, 5/17/66

 2,839,256

 7,387,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/69

 10,895,825

 5,875,000

 BBB/Baa2

 MetLife, Inc., 6.4%, 12/15/66

 6,036,562

 7,805,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 9,518,877

 11,240,000

 5.62

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 11,015,200

 5,969,000

 8.88

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 6/15/68

 7,259,796

 7,575,000

 5.88

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 7,698,094

 2,600,000

 A/Baa1

 Torchmark Corp., 3.8%, 9/15/22

 2,523,674

 3,400,000

 BBB/Baa2

 Unum Group, 5.625%, 9/15/20

 3,726,893

 4,700,000

 BBB/Baa2

 Unum Group, 5.75%, 8/15/42

 4,803,109

 $

 96,948,242

 Multi-line Insurance - 0.6%

 10,060,000

 BBB/A3

 AXA SA, 8.6%, 12/15/30

 $

 12,386,375

 8,845,000

 BBB-/Baa3

 Genworth Holdings, Inc., 7.2%, 2/15/21

 10,270,938

 6,970,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)

 7,310,052

 1,560,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 1,603,549

 9,885,000

 BBB/Baa2

 Liberty Mutual Insurance Co., 7.697%, (Perpetual) (144A)

 10,082,166

 1,000,000

 A/A2

 Metropolitan Life Insurance Co., 7.7%, 11/1/15 (144A)

 1,098,632

 $

 42,751,712

 Property & Casualty Insurance - 1.0%

 5,750,000

 NR/Baa3

 First American Financial Corp., 4.3%, 2/1/23

 $

 5,476,818

 12,255,000

 BBB-/Baa2

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 12,023,748

 11,849,000

 6.80

 BBB/Ba1

 QBE Capital Funding II LP, Floating Rate Note (Perpetual) (144A)

 11,730,510

 5,100,000

 A-/Baa2

 QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)

 4,899,570

 12,600,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 6.375%, 6/15/21

 13,784,324

 6,267,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 7,414,105

 14,559,000

 6.50

 BBB/Ba1

 XL Group Plc, Floating Rate Note (Perpetual)

 14,322,416

 $

 69,651,491

 Reinsurance - 3.7%

 7,500,000

 6.38

 NR/NR

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 $

 7,781,250

 3,250,000

 4.25

 BB+/NR

 Armor Re, Ltd., Floating Rate Note, 5/14/14 (Cat Bond) (144A)

 3,271,125

 500,000

 3.68

 BB/NR

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 506,300

 1,400,000

 8.25

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 1,447,880

 5,200,000

 4.30

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 5,252,520

 400,000

 6.24

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 413,200

 1,400,000

 2.56

 BB+/NR

 Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)

 1,400,280

 4,433,000

 5.29

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 4,494,175

 5,050,000

 6.85

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 5,219,175

 3,900,000

 4.74

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 3,981,900

 3,150,000

 10.28

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 3,310,965

 900,000

 9.03

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 931,410

 850,000

 9.06

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 923,440

 2,650,000

 6.71

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 2,750,700

 1,000,000

 5.81

 BB+/NR

 East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)

 1,006,900

 750,000

 6.67

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/4/16 (Cat Bond) (144A)

 761,775

 5,300,000

 5.24

 BB+/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)

 5,475,430

 2,625,000

 17.79

 B+/NR

 Everglades Re, Ltd., Floating Rate Note, 4/30/14 (Cat Bond) (144A)

 2,755,200

 4,500,000

 5.07

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)

 4,612,950

 4,675,000

 5.80

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 4,687,622

 6,150,000

 7.40

 NR/NR

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 6,309,285

 400,000

 13.56

 B-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 421,440

 3,200,000

 8.41

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 3,318,400

 3,850,000

 4.04

 BB+/NR

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 3,905,825

 7,250,000

 6.02

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 7,250,725

 5,200,000

 7.27

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 5,201,040

 1,700,000

 N/A

 NR/NR

 Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 1,700,170

 5,000,000

 4.08

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 5,057,000

 11,560,000

 BBB/NR

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 11,342,626

 3,600,000

 12.04

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 3,839,040

 1,850,000

 9.04

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 1,935,285

 3,100,000

 8.61

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 3,233,920

 250,000

 11.84

 B-/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)

 263,025

 250,000

 8.74

 NR/Ba3

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 265,800

 12,025,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 13,256,757

 1,000,000

 N/A

 NR/NR

 Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)

 998,800

 3,200,000

 7.56

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 3,231,040

 3,150,000

 7.56

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 3,233,475

 3,400,000

 8.56

 BB-/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 3,523,080

 700,000

 10.60

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 736,470

 4,800,000

 8.66

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 4,969,920

 8,470,000

 A-/Baa1

 Reinsurance Group of America, Inc., 6.45%, 11/15/19

 9,766,850

 7,100,000

 8.80

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 7,567,890

 4,000,000

 9.06

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 4,275,200

 2,750,000

 8.96

 NR/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 2,918,300

 7,100,000

 5.82

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 7,401,040

 4,500,000

 8.07

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 4,979,700

 250,000

 N/A

 NR/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)

 249,675

 2,000,000

 9.32

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 2,067,800

 3,000,000

 3.54

 BB+/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 2,983,800

 7,650,000

 4.00

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 7,593,390

 22,798

 NR/NR

 Sector Re V, Ltd., 12/1/17 (Cat Bond) (144A) (d)

                      -

 3,650,000

 NR/NR

 Sector Re V, Ltd., 12/1/18 (Cat Bond) (144A) (d)

 3,667,155

 5,600,000

 NR/NR

 Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A) (d)

 6,576,640

 3,500,000

 NR/NR

 Silverton RE, Ltd., 9/16/16 (Cat Bond) (144A) (d)

 3,505,600

 6,200,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 6,720,068

 12,390,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 12,767,499

 750,000

 13.07

 NR/NR

 Successor X, Ltd. Class IV-AL3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 760,350

 5,490,000

 9.30

 B/NR

 Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 5,536,116

 3,150,000

 11.04

 NR/B2

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 3,298,365

 1,750,000

 16.30

 NR/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 1,826,825

 725,000

 11.32

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 765,382

 2,000,000

 8.66

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 2,127,800

 250,000

 6.25

 NR/NR

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 250,275

 7,880,000

 BBB+/Baa2

 Validus Holdings, Ltd., 8.875%, 1/26/40

 10,404,784

 2,200,000

 2.79

 BBB+/NR

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 2,242,020

 6,215,000

 5.88

 NR/NR

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 6,121,775

 $

 261,351,619

 Total Insurance

 $

 482,304,527

 Real Estate - 2.6%

 Diversified REIT - 0.5%

 6,300,000

 BBB/Baa2

 Digital Realty Trust LP, 3.625%, 10/1/22

 $

 5,627,645

 3,125,000

 BBB/Baa2

 Digital Realty Trust LP, 5.25%, 3/15/21

 3,189,356

 1,445,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 1,537,272

 9,250,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 9,958,420

 12,525,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 13,840,087

 $

 34,152,780

 Industrial REIT - 0.1%

 7,300,000

 BBB-/Baa2

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23 (144A)

 $

 7,093,330

 Office REIT - 0.8%

 4,802,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 $

 4,474,643

 11,010,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 11,078,801

 3,865,000

 BBB-/Baa3

 BioMed Realty LP, 4.25%, 7/15/22

 3,710,786

 6,450,000

 BBB-/Baa3

 Corporate Office Properties LP, 3.6%, 5/15/23

 5,845,925

 9,205,000

 BB/Ba1

 DuPont Fabros Technology LP, 5.875%, 9/15/21

 9,504,162

 9,060,000

 BBB/Baa2

 Highwoods Realty LP, 3.625%, 1/15/23

 8,283,377

 5,975,000

 BBB/Baa2

 Mack-Cali Realty LP, 3.15%, 5/15/23

 5,186,294

 980,000

 BBB/Baa2

 Mack-Cali Realty LP, 7.75%, 8/15/19

 1,174,833

 11,130,000

 BBB/Baa2

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 9,878,443

 $

 59,137,264

 Retail REIT - 0.2%

 3,695,000

 BBB-/Baa2

 DDR Corp., 4.625%, 7/15/22

 $

 3,768,815

 1,261,000

 BBB-/Baa2

 DDR Corp., 4.75%, 4/15/18

 1,360,289

 6,440,000

 BBB-/Baa2

 DDR Corp., 7.5%, 4/1/17

 7,505,891

 $

 12,634,995

 Specialized REIT - 1.0%

 3,205,000

 BBB-/Baa3

 CubeSmart LP, 4.8%, 7/15/22

 $

 3,291,993

 6,300,000

 BBB/Baa2

 Health Care Real Estate Investment Trust, Inc., 3.75%, 3/15/23

 5,921,635

 5,000,000

 BBB/Baa2

 Health Care Real Estate Investment Trust, Inc., 4.5%, 1/15/24

 4,936,740

 3,150,000

 BBB/Baa2

 Health Care Real Estate Investment Trust, Inc., 5.25%, 1/15/22

 3,356,750

 600,000

 BBB/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.125%, 4/15/20

 675,293

 3,370,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 5.75%, 1/15/21

 3,662,590

 5,555,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 6,229,666

 15,725,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 15,980,311

 2,205,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 2,222,898

 2,061,000

 BB-/B1

 Sabra Health Care LP, 8.125%, 11/1/18

 2,225,880

 11,518,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 12,789,242

 8,130,000

 BBB+/Baa1

 Ventas Realty LP, 4.75%, 6/1/21

 8,529,354

 $

 69,822,352

 Real Estate Operating Companies - 0.0% †

 50,000

 CCC+/NR

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 $

 49,875

 Total Real Estate

 $

 182,890,596

 Software & Services - 0.3%

 Data Processing & Outsourced Services - 0.2%

 11,000,000

 BB-/Ba2

 Audatex North America, Inc., 6.0%, 6/15/21 (144A)

 $

 11,522,500

 1,640,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 1,744,550

 $

 13,267,050

 Home Entertainment Software - 0.1%

 6,015,000

 BB+/Ba2

 Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)

 $

 6,225,525

 Total Software & Services

 $

 19,492,575

 Technology Hardware & Equipment - 0.5%

 Communications Equipment - 0.0% †

 1,500,000

 BB+/Ba3

 Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)

 $

 1,387,500

 Computer Storage & Peripherals - 0.2%

 13,870,000

 BBB-/Ba1

 Seagate HDD Cayman, 4.75%, 6/1/23 (144A)

 $

 12,968,450

 Electronic Equipment Manufacturers - 0.1%

 6,375,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 6,892,969

 Electronic Manufacturing Services - 0.2%

 4,615,000

 BB+/Ba1

 Flextronics International, Ltd., 4.625%, 2/15/20

 $

 4,499,625

 10,030,000

 BB+/Ba1

 Flextronics International, Ltd., 5.0%, 2/15/23

 9,403,125

 $

 13,902,750

 Total Technology Hardware & Equipment

 $

 35,151,669

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 4,090,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 4,785,877

 Semiconductors - 0.0% †

 CNY

 12,000,000

 BB-/NR

 LDK Solar Co, Ltd., 10.0%, 2/28/14 (e)

 $

 445,831

 Total Semiconductors & Semiconductor Equipment

 $

 5,231,708

 Telecommunication Services - 2.9%

 Integrated Telecommunication Services - 2.0%

 4,100,000

 BB/Ba2

 CenturyLink, Inc., 6.45%, 6/15/21

 $

 4,264,000

 3,510,000

 BB/Ba2

 CenturyLink, Inc., 7.6%, 9/15/39

 3,123,900

 3,100,000

 BB/Ba2

 CenturyLink, Inc., 7.65%, 3/15/42

 2,766,750

 10,771,000

 B/B3

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 11,659,608

 11,090,000

 BB-/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 12,420,800

 10,355,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 11,494,050

 1,500,000

 B+/B3

 GCI, Inc., 8.625%, 11/15/19

 1,593,750

 9,400,000

 NR/Ba3

 GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)

 10,084,085

 3,168,375

 NR/NR

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 3,238,421

 8,065,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 8,290,844

 9,080,000

 BBB-/Baa3

 Oi SA, 5.75%, 2/10/22 (144A)

 8,353,600

 1,235,000

 A/A2

 Qtel International Finance, Ltd., 3.375%, 10/14/16 (144A)

 1,293,712

 3,200,000

 A/A2

 Qtel International Finance, Ltd., 3.875%, 1/31/28 (144A)

 2,720,000

 11,154,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 12,574,138

 EURO

 2,625,000

 B+/B1

 Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)

 3,898,125

 16,440,000

 BBB+/Baa1

 Verizon Communications, Inc., 6.55%, 9/15/43

 19,234,126

 9,870,000

 B/B1

 Windstream Corp., 6.375%, 8/1/23

 9,228,450

 8,680,000

 B/B1

 Windstream Corp., 7.75%, 10/15/20

 9,211,650

 1,740,000

 B/B1

 Windstream Corp., 8.125%, 9/1/18

 1,870,500

 $

 137,320,509

 Wireless Telecommunication Services - 0.9%

 3,135,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 $

 3,515,373

 6,600,000

 NR/B1

 Digicel, Ltd., 8.25%, 9/1/17 (144A)

 6,864,000

 7,500,000

 B-/Caa1

 Intelsat Jackson Holdings SA, 6.625%, 12/15/22 (144A)

 7,725,000

 4,915,000

 BB/Ba3

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 5,209,900

 6,500,000

 BB/Ba3

 MetroPCS Wireless, Inc., 7.875%, 9/1/18

 6,979,375

 3,250,000

 NR/NR

 Richland Towers Funding LLC, 7.87%, 3/15/16 (144A)

 3,446,124

 11,600,000

 BB/Ba3

 VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)

 12,117,592

 RUB

 430,000,000

 BB/Ba3

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 13,087,810

 6,650,000

 NR/NR

 WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)

 7,026,995

 $

 65,972,169

 Total Telecommunication Services

 $

 203,292,678

 Utilities - 2.5%

 Electric Utilities - 1.2%

 4,246,000

 BBB/Baa2

 Commonwealth Edison Co., 6.95%, 7/15/18

 $

 4,838,644

 5,720,000

 NR/Baa3

 Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)

 6,663,800

 9,750,000

 NR/Baa3

 Dubai Electricity & Water Authority, 8.5%, 4/22/15 (144A)

 10,593,375

 23,700,000

 5.25

 BBB+/A3

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 23,569,650

 215,000

 BBB/Baa2

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 229,545

 10,830,000

 8.75

 BB+/Ba1

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 11,776,185

 589,395

 B-/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 565,819

 5,000,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 5.625%, 6/21/18 (144A)

 5,288,750

 4,150,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 6.7%, 2/10/17 (144A)

 4,511,050

 2,725,000

 BB+/Baa3

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 3,028,156

 1,330,000

 BB+/Baa3

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 1,613,321

 85,000

 A/A3

 Nevada Power Co., 6.5%, 8/1/18

 100,645

 3,725,000

 BBB/Baa3

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 4,427,792

 8,675,000

 6.25

 BBB-/Baa2

 Southern California Edison Co., Floating Rate Note (Perpetual)

 8,978,625

 $

 86,185,357

 Gas Utilities - 0.5%

 5,350,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 5,804,750

 1,965,000

 AA-/Aa3

 Nakilat, Inc., 6.067%, 12/31/33 (144A)

 2,053,425

 3,926,261

 A+/A1

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 4,122,574

 9,425,000

 BBB/Baa2

 ONEOK, Inc., 6.875%, 9/30/28

 9,933,884

 6,200,000

 BBB/Baa2

 Transportadora de Gas del Peru SA, 4.25%, 4/30/28 (144A)

 5,425,000

 6,330,000

 CCC+/B3

 Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)

 6,092,625

 $

 33,432,258

 Multi-Utilities - 0.1%

 3,405,000

 BBB+/Baa1

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 3,776,724

 3,485,899

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 3,346,463

 50,000

 BBB+/Baa1

 Sempra Energy, 9.8%, 2/15/19

 66,052

 $

 7,189,239

 Independent Power Producers & Energy Traders - 0.7%

 1,360,000

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 1,438,730

 6,100,000

 NR/Baa3

 Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)

 4,971,500

 8,380,000

 NR/Baa3

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 8,599,975

 4,750,000

 B+/B1

 InterGen NV, 7.0%, 6/30/23 (144A)

 4,916,250

 232,650

 NR/NR

 Juniper Generation LLC, 6.79%, 12/31/14 (144A)

 224,889

 3,775,000

 BBB-/Baa3

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 4,011,961

 8,955,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 5/15/19

 9,469,912

 2,879,000

 BB+/Ba1

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 3,066,135

 2,699,381

 BBB-/Baa3

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,730,883

 7,850,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 7,280,875

 $

 46,711,110

 Total Utilities

 $

 173,517,964

 Government - 1.0%

 Government - 1.0%

 17,900,000

 BBB/NR

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)

 $

 16,602,250

 IDR

 92,300,000,000

 NR/Aaa

 Inter-American Development Bank, 4.5%, 2/4/16

 6,970,660

 BRL

 37,250,000

 AAA/Aaa

 International Finance Corp., 5.0%, 12/21/15

 14,423,119

 3,367,000

 CCC+/NR

 Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)

 3,367,000

 AUD

 17,900,000

 AA+/Aa1

 Queensland Treasury Corp., 5.75%, 7/22/24

 17,077,274

 AUD

 11,815,000

 AA+/Aa1

 Queensland Treasury Corp., 6.0%, 7/21/22

 11,557,354

 $

 69,997,657

 Total Government

 $

 69,997,657

 TOTAL CORPORATE BONDS

 (Cost $3,152,929,305)

 $

 3,208,822,554

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.7%

 6,052,618

 AAA/Aaa

 Fannie Mae, 3.5%, 11/1/40

 $

 6,019,711

 1,001,696

 AAA/Aaa

 Fannie Mae, 3.5%, 11/1/42

 997,026

 463,618

 AAA/Aaa

 Fannie Mae, 3.5%, 11/1/42

 461,453

 1,125,069

 AAA/Aaa

 Fannie Mae, 3.5%, 11/1/42

 1,119,816

 48,158

 AAA/Aaa

 Fannie Mae, 3.5%, 12/1/42

 47,934

 1,872,969

 AAA/Aaa

 Fannie Mae, 3.5%, 12/1/42

 1,864,226

 17,388,350

 AAA/Aaa

 Fannie Mae, 3.5%, 7/1/43

 17,291,621

 1,294,321

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 1,333,260

 3,914,831

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 4,032,771

 3,342,947

 AAA/Aaa

 Fannie Mae, 4.0%, 11/1/41

 3,443,388

 22,402

 AAA/Aaa

 Fannie Mae, 4.0%, 11/1/41

 23,076

 8,913,450

 AAA/Aaa

 Fannie Mae, 4.0%, 11/1/43

 9,187,159

 7,209,254

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/40

 7,453,888

 29,353,733

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 30,234,560

 9,204,181

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 9,481,009

 21,825

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/42

 22,484

 1,822,140

 AAA/Aaa

 Fannie Mae, 4.0%, 2/1/43

 1,876,931

 3,116,939

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 3,210,498

 4,739,335

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 4,881,672

 125,427

 AAA/Aaa

 Fannie Mae, 4.0%, 5/1/42

 129,175

 6,024

 AAA/Aaa

 Fannie Mae, 4.0%, 7/1/18

 6,382

 341,526

 AAA/Aaa

 Fannie Mae, 4.0%, 7/1/42

 351,753

 695,893

 AAA/Aaa

 Fannie Mae, 4.0%, 9/1/37

 716,655

 5,574,146

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/40

 5,907,771

 3,899,988

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/43

 4,145,974

 1,433,770

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/43

 1,524,200

 25,716,413

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/40

 27,256,568

 50,140

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/41

 53,135

 4,938,552

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/41

 5,232,188

 4,400,774

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/43

 4,678,346

 424,374

 AAA/Aaa

 Fannie Mae, 4.5%, 3/1/35

 450,272

 1,503,345

 AAA/Aaa

 Fannie Mae, 4.5%, 3/1/41

 1,593,307

 1,786,629

 AAA/Aaa

 Fannie Mae, 4.5%, 3/1/41

 1,893,249

 11,673

 AAA/Aaa

 Fannie Mae, 4.5%, 4/1/41

 12,372

 8,977,939

 AAA/Aaa

 Fannie Mae, 4.5%, 5/1/41

 9,513,837

 24,215,419

 AAA/Aaa

 Fannie Mae, 4.5%, 7/1/41

 25,728,401

 1,424,176

 AAA/Aaa

 Fannie Mae, 4.5%, 9/1/41

 1,509,194

 497,633

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 536,068

 28,738

 AAA/Aaa

 Fannie Mae, 5.0%, 4/1/22

 31,012

 218,053

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/22

 235,322

 49,790

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/22

 53,734

 4,648,992

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 5,068,805

 3,921,071

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 4,266,936

 436,966

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 480,275

 615,838

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/23

 676,489

 6,831

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/33

 7,367

 755,433

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/21

 824,762

 1,081,482

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/25

 1,198,249

 102,601

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/36

 112,934

 216,211

 AAA/Aaa

 Fannie Mae, 5.5%, 4/1/34

 238,237

 370,956

 AAA/Aaa

 Fannie Mae, 5.5%, 4/1/36

 407,457

 75,200

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/33

 82,706

 46,058

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/33

 50,569

 106,444

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/33

 117,336

 20,401

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/33

 22,906

 136,325

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/34

 153,023

 4,718

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/32

 5,298

 8,865

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/32

 9,815

 93,015

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/32

 103,189

 160,580

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/33

 180,163

 587,133

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/37

 649,513

 2,731

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/32

 3,068

 11,358

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 12,743

 14,282

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 15,824

 653,068

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/38

 722,625

 149,955

 AAA/Aaa

 Fannie Mae, 6.0%, 5/1/33

 167,638

 404,015

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/37

 446,940

 63,283

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/17

 66,179

 232,196

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/38

 256,865

 22,826

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 25,384

 8,610

 AAA/Aaa

 Fannie Mae, 6.5%, 11/1/32

 9,574

 172,320

 AAA/Aaa

 Fannie Mae, 6.5%, 12/1/21

 191,385

 1,689

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/32

 1,911

 4,655

 AAA/Aaa

 Fannie Mae, 6.5%, 3/1/32

 5,173

 359

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 400

 4,055

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/31

 4,507

 361

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/31

 402

 2,733

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/31

 3,037

 4,362

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/32

 4,902

 600

 AAA/Aaa

 Fannie Mae, 7.0%, 2/1/29

 675

 1,792

 AAA/Aaa

 Fannie Mae, 7.0%, 5/1/28

 2,017

 1,095

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/31

 1,227

 1,327

 AAA/Aaa

 Fannie Mae, 7.5%, 1/1/28

 1,497

 3,768,710

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/40

 3,743,635

 10,684,146

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 11,186,510

 6,491,414

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/43

 6,673,231

 716,266

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/35

 759,229

 93,837

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 101,559

 12,904,210

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/39

 13,968,437

 670,871

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 724,227

 550,012

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/34

 595,299

 460,363

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 4/1/23

 496,932

 93,751

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 5/1/34

 101,516

 380,261

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 7/1/35

 411,008

 1,152,447

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 1,241,097

 580,300

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 624,928

 10,556

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 11,109

 114,846

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 128,363

 113,208

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 126,731

 25,886

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/37

 28,533

 218,317

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 241,620

 420,303

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/37

 463,273

 10,333

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 11,408

 36,392

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 40,226

 241,124

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/17

 254,694

 164,784

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 181,703

 202,436

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 226,512

 94,578

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 105,406

 2,460

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 9/1/32

 2,743

 1,194,914

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 1/15/40

 1,288,686

 291,859

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 314,547

 51,495

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 12/15/34

 55,284

 207,597

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 223,131

 159,631

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 170,589

 1,411,087

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 7/15/41

 1,526,960

 9,930,095

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/41

 10,624,672

 347,400

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/33

 373,437

 941,050

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/40

 1,012,053

 210,157

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 10/15/18

 224,501

 39,947

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 10/15/18

 42,675

 71,824

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 11/15/16

 76,459

 202,122

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 6/15/21

 217,357

 811,089

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 9/15/33

 888,021

 997,390

 AAA/Aaa

 Government National Mortgage Association I, 5.125%, 10/15/38

 1,082,685

 316,088

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/34

 356,416

 229,731

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/35

 252,602

 57,430

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/19

 61,707

 466,203

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/19

 500,949

 361,971

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/34

 401,337

 1,779

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 12/15/18

 1,908

 369,217

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 12/15/35

 407,693

 802,259

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 891,021

 267,165

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 296,725

 28

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/37

 31

 28,254

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/17

 30,275

 310,941

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/37

 343,087

 241,315

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/37

 265,452

 461,628

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/37

 507,344

 8,862

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/33

 9,811

 338,458

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/34

 375,464

 250,596

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/35

 277,246

 145,147

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 160,689

 498,178

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/34

 552,654

 111,406

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 120,369

 240,648

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 259,201

 360,188

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 388,500

 131,247

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 142,196

 748,968

 AAA/Aaa

 Government National Mortgage Association I, 5.75%, 10/15/38

 823,743

 105,479

 AAA/Aaa

 Government National Mortgage Association I, 5.75%, 10/15/38

 116,016

 92,232

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/17

 95,911

 51,572

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 57,365

 189,840

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 213,900

 84,945

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/34

 95,609

 125,710

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 139,835

 646,484

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/37

 718,971

 24,644

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/16

 25,579

 2,752

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/18

 2,759

 411,030

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/33

 463,124

 153,288

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 172,718

 144,960

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 163,334

 107,930

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 121,858

 17,664

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 19,648

 15,316

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 17,036

 93,074

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 104,870

 2,463

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/14

 2,469

 2,891

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/16

 2,989

 207,838

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 231,182

 57,602

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 65,035

 555,247

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 625,621

 214,551

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/17

 223,445

 53,061

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/17

 55,517

 114,198

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/33

 131,374

 353,820

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/33

 398,667

 234

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/14

 235

 229,983

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/17

 240,379

 180,579

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/17

 188,955

 247,965

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/33

 279,384

 98,246

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/33

 109,281

 1,195,335

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/38

 1,327,371

 511

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/16

 512

 270,202

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/32

 305,038

 49,811

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/19

 50,944

 172,312

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 192,220

 74,209

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 82,543

 12,378

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/29

 13,805

 9,654

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 10,762

 6,160

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 6,874

 16,408

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/32

 18,308

 48,241

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 53,809

 87,084

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/32

 97,092

 487

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 558

 6,207

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 6,981

 3,144

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 3,579

 2,987

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 3,421

 28,081

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 31,341

 4,152

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 4,631

 6,975

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 7,786

 7,215

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 8,055

 10,349

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 11,552

 30,032

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 33,527

 4,931

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 5,505

 40,237

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 44,909

 4,957

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 5,533

 133,726

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 149,295

 43,639

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 48,724

 1,181

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/29

 1,389

 585

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/29

 658

 2,345

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/31

 2,635

 1,155

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/29

 1,190

 475

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 493

 10,861

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/29

 11,254

 133

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 136

 835,522

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 1/20/35

 901,402

 1,583,596

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 12/20/34

 1,708,459

 940,294

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 3/20/35

 1,014,435

 9,655,509

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 9/20/41

 10,339,467

 14,770

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 10/20/37

 16,323

 233,146

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 3/20/34

 259,252

 321,740

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/33

 372,056

 101,590

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 5/20/32

 113,845

 445

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 1/20/28

 523

 7,002

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/29

 8,054

 25,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 3.625%, 8/15/43

 23,609,375

 2,500,000

 AA+/Aaa

 U.S. Treasury Bonds, 3.75%, 8/15/41

 2,437,110

 12,355,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 13,175,446

 23,290,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 11/15/39

 25,309,686

 5,085,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 2/15/38

 5,534,707

 19,890,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 8/15/39

 22,046,832

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $388,136,065)

 $

 393,611,274

 FOREIGN GOVERNMENT BONDS - 5.5%

 BRL

 14,150,000

 BBB/Baa2

 Brazilian Government International Bond, 10.25%, 1/10/28

 $

 5,795,743

 7,900,000

 BB+/Ba1

 Croatia Government International Bond, 5.5%, 4/4/23 (144A)

 7,682,750

 GHS

 19,000,000

 NR/NR

 Ghana Government Bond, 19.24%, 5/30/16

 7,975,614

 GHS

 3,770,000

 NR/NR

 Ghana Government Bond, 21.0%, 10/26/15

 1,624,734

 GHS

 3,875,000

 NR/NR

 Ghana Government Bond, 26.0%, 6/5/17

 1,889,362

 IDR

 26,365,000,000

 NR/Baa3

 Indonesia Treasury Bond, 6.125%, 5/15/28

 1,678,954

 IDR

 34,113,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.0%, 5/15/22

 2,550,767

 IDR

 23,752,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.0%, 5/15/27

 1,649,173

 IDR

 222,011,000,000

 NR/Baa3

 Indonesia Treasury Bond, 8.25%, 6/15/32

 16,919,902

 MYR

 51,000,000

 NR/NR

 Malaysia Government Bond, 3.418%, 8/15/22

 14,716,110

 MXN

 272,040,000

 A/Baa1

 Mexican Bonos, 6.5%, 6/9/22

 21,035,309

 MXN

 20,600,000

 A/Baa1

 Mexican Bonos, 7.5%, 6/3/27

 1,680,196

 MXN

 278,300,000

 A/Baa1

 Mexican Udibonos, 2.0%, 6/9/22

 20,356,748

 MXN

 224,461,600

 A/Baa1

 Mexican Udibonos, 3.5%, 12/14/17

 18,506,592

 NGN

 2,507,000,000

 NR/NR

 Nigeria Government Bond, 16.0%, 6/29/19

 17,394,615

 NGN

 2,087,000,000

 NR/NR

 Nigeria Treasury Bill, 2/6/14 (d)

 12,901,470

 NGN

 500,000,000

 NR/NR

 Nigeria Treasury Bill, 3/6/14 (d)

 3,059,453

 NGN

 1,676,875,000

 NR/NR

 Nigeria Treasury Bill, 4/10/14 (d)

 10,138,851

 NGN

 1,916,310,000

 NR/NR

 Nigeria Treasury Bill, 4/24/14 (d)

 11,525,775

 NOK

 63,500,000

 AAA/Aaa

 Norway Government Bond, 2.0%, 5/24/23

 9,604,590

 NOK

 99,080,000

 AAA/Aaa

 Norway Government Bond, 4.25%, 5/19/17

 17,571,781

 NOK

 118,980,000

 AAA/Aaa

 Norway Government Bond, 4.5%, 5/22/19

 21,667,788

 NOK

 134,360,000

 AAA/Aaa

 Norway Government Bond, 5.0%, 5/15/15

 23,160,135

 PHP

 791,760,000

 NR/Baa3

 Philippine Government Bond, 5.875%, 3/1/32

 19,813,223

 PHP

 523,120,000

 NR/Baa3

 Philippine Government Bond, 7.625%, 9/29/36

 15,387,198

 PHP

 1,800,000

 NR/Baa3

 Philippine Government Bond, 8.0%, 7/19/31

 55,511

 PLN

 13,000,000

 A/A2

 Poland Government Bond, 5.5%, 4/25/15

 4,450,855

 4,755,940

 CCC+/NR

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 4,708,381

 14,900,000

 B/B1

 Republic of Ghana, 7.875%, 8/7/23 (144A)

 14,043,250

 RON

 83,320,000

 NR/NR

 Romania Government Bond, 5.85%, 4/26/23

 26,677,256

 RON

 29,000,000

 NR/NR

 Romania Government Bond, 5.9%, 7/26/17

 9,342,939

 RUB

 489,300,000

 BBB+/Baa1

 Russian Federal Bond - OFZ, 7.5%, 3/15/18

 15,248,646

 RUB

 25,000

 BBB+/Baa1

 Russian Federal Bond - OFZ, 7.6%, 7/20/22

 764

 TRY

 21,830,000

 NR/NR

 Turkey Government Bond, 10.5%, 1/15/20

 10,386,043

 1,825,000

 B-/Caa1

 Ukraine Government International Bond, 6.75%, 11/14/17 (144A)

 1,679,000

 2,000,000

 B-/Caa1

 Ukraine Government International Bond, 7.5%, 4/17/23 (144A)

 1,791,000

 9,300,000

 B-/Caa1

 Ukraine Government International Bond, 7.8%, 11/28/22 (144A)

 8,407,200

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $418,196,613)

 $

 383,077,678

 MUNICIPAL BONDS - 6.5%

 Municipal Airport - 0.2%

 150,000

 NR/NR

 City of Charlotte North Carolina, 5.6%, 7/1/27

 $

 141,196

 10,250,000

 B/B2

 City of Houston Texas Airport System Revenue, 6.75%, 7/1/29

 10,248,462

 3,450,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 3,800,278

 $

 14,189,936

 Municipal Development - 0.4%

 7,050,000

 5.90

 BBB/NR

 Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38

 $

 7,328,686

 7,370,000

 BBB/Baa3

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32

 7,798,418

 2,450,000

 7.00

 B/B2

 New Jersey Economic Development Authority, Floating Rate Note, 11/15/30

 2,447,550

 8,470,000

 BBB/Baa1

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 8,305,513

 3,700,000

 BBB/NR

 Selma Industrial Development Board, 6.25%, 11/1/33

 3,940,833

 $

 29,821,000

 Municipal General - 1.2%

 17,600,000

 AA/A2

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 16,066,336

 4,480,000

 AA/A2

 JobsOhio Beverage System, 4.532%, 1/1/35

 4,149,197

 19,893,000

 AA-/A1

 New Jersey Economic Development Authority, 2/15/18 (d)

 17,394,638

 10,540,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 10,950,744

 1,400,000

 AAA/Aa1

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 1,477,770

 12,505,000

 AAA/NR

 New York State Dormitory Authority, 5.0%, 12/15/30

 13,448,002

 3,650,000

 AA-/Aa3

 State of Wisconsin, 5.75%, 5/1/33

 4,009,598

 4,585,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30

 4,402,471

 9,165,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 8,736,445

 $

 80,635,201

 Municipal Higher Education - 2.4%

 2,300,000

 AA+/Aaa

 Amherst College, 3.794%, 11/1/42

 $

 1,910,948

 4,550,000

 A+/NR

 Baylor University, 4.313%, 3/1/42

 3,971,604

 8,675,000

 AAA/Aaa

 California Educational Facilities Authority, 5.0%, 6/1/43

 9,761,284

 9,610,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 10,164,785

 5,100,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 5,233,416

 8,880,000

 AAA/Aaa

 Health & Educational Facilities Authority of the State of Missouri, 5.0%, 11/15/39

 9,275,959

 8,850,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 8,858,938

 4,700,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 4,904,356

 4,600,000

 AA/Aa1

 Illinois Finance Authority, 5.0%, 10/1/51

 4,528,562

 3,700,000

 AAA/Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 3,944,126

 20,250,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 22,408,448

 4,550,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 5,530,161

 40,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/36

 43,995

 3,150,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 3,530,268

 4,025,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 4,571,941

 6,100,000

 AA/Aa1

 New York State Dormitory Authority Series A, 5.0%, 7/1/40

 6,328,506

 8,050,000

 AA+/Aa1

 New York State Dormitory Authority Series C, 5.0%, 7/1/40

 8,415,631

 15,040,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 15,832,458

 675,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 706,894

 3,730,000

 AA-/Aa3

 New York State Dormitory Authority, 5.0%, 7/1/37

 3,884,608

 11,700,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 12,277,512

 5,000,000

 AA/Aa2

 Pennsylvania State University, 5.0%, 3/1/40

 5,125,150

 2,550,000

 AAA/Aaa

 Permanent University Fund, 5.0%, 7/1/30

 2,858,218

 2,210,000

 AAA/Aaa

 The University of Texas System, 5.0%, 8/15/43

 2,313,870

 2,800,000

 AA/Aa1

 University of Southern California, 5.25%, 10/1/11

 2,953,350

 5,100,000

 AAA/Aaa

 University of Virginia, 5.0%, 6/1/43

 5,414,466

 $

 164,749,454

 Municipal Medical - 0.3%

 3,700,000

 AA/Aa2

 Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41

 $

 3,866,685

 6,550,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 6,764,644

 2,075,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 2,149,742

 4,250,000

 A/NR

 New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41

 4,514,435

 $

 17,295,506

 Municipal Pollution - 0.4%

 950,000

 A+/NR

 Butler Industrial Development Board, 5.75%, 9/1/28

 $

 969,104

 3,285,000

 A-/Baa1

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 3,330,037

 3,085,000

 BBB/Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 3,057,883

 4,450,000

 5.20

 A-/NR

 Gulf Coast Waste Disposal Authority, Floating Rate Note, 5/1/28

 4,543,228

 15,970,000

 5.95

 BBB/NR

 Port Freeport Texas, Floating Rate Note, 5/15/33

 16,721,548

 1,400,000

 4.90

 A-/NR

 Yavapai County Industrial Development Authority, Floating Rate Note, 3/1/28

 1,413,034

 $

 30,034,834

 Municipal Power - 0.2%

 17,135,000

 AA-/A1

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 17,002,718

 Municipal School District - 0.3%

 11,120,000

 AAA/Aaa

 North East Independent School District Texas, 5.25%, 2/1/31

 $

 13,101,473

 7,420,000

 AAA/Aaa

 Southwest Independent School District, 5.0%, 2/1/38

 7,812,666

 $

 20,914,139

 Municipal Transportation - 0.1%

 6,500,000

 AA+/Aa2

 Metropolitan Transit Authority of Harris County, 5.0%, 11/1/41

 $

 6,707,805

 2,620,000

 AA-/Aa3

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 2,221,341

 $

 8,929,146

 Municipal Water - 0.7%

 1,440,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/35

 $

 1,515,485

 9,570,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41

 9,977,108

 4,175,000

 AAA/Aaa

 City of Charlotte North Carolina Water & Sewer System Revenue, 5.0%, 7/1/38

 4,392,392

 13,855,000

 AA-/Aa3

 City of San Francisco California Public Utilities Commission Water Revenue, 5.0%, 11/1/37

 14,370,129

 3,000,000

 AA+/Aa2

 County of King Washington Sewer Revenue, 5.125%, 1/1/41

 3,128,550

 2,540,000

 AAA/Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 2,615,844

 4,420,000

 AAA/Aa1

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32

 4,610,502

 7,300,000

 AAA/NR

 Tarrant Regional Water District, 5.0%, 3/1/52

 7,424,319

 $

 48,034,329

 Municipal Obligation - 0.3%

 7,850,000

 AAA/Aa1

 State of Florida, 4.0%, 6/1/27

 $

 7,997,972

 2,950,000

 AAA/Aaa

 State of Maryland, 4.0%, 3/15/25

 3,093,694

 2,550,000

 AA+/Aa1

 State of Washington, 3.0%, 7/1/28

 2,253,639

 5,600,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 5,799,864

 $

 19,145,169

 TOTAL MUNICIPAL BONDS

 (Cost $449,489,703)

 $

 450,751,432

 SENIOR FLOATING RATE LOAN INTERESTS - 12.2% **

 Energy - 0.7%

 Oil & Gas Drilling - 0.1%

 5,710,688

 6.00

 B+/B2

 Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21

 $

 5,849,886

 Oil & Gas Equipment & Services - 0.2%

 16,548,000

 0.00

 D/Caa3

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16 (e)

 $

 11,859,406

 Integrated Oil & Gas - 0.1%

 6,123,590

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16

 $

 6,192,480

 Oil & Gas Exploration & Production - 0.1%

 1,300,000

 5.75

 BB-/Ba3

 Chesapeake Energy Corp., Term Loan, 12/2/17

 $

 1,329,250

 3,656,667

 3.50

 B+/Ba3

 EP Energy LLC, Tranche B-3 Loan, 5/24/18

 3,662,217

 5,710,000

 8.38

 B-/B2

 Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20

 5,842,552

 700,000

 5.00

 B-/NR

 Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18

 703,500

 $

 11,537,519

 Oil & Gas Refining & Marketing - 0.1%

 5,039,906

 3.75

 BB/Ba2

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18

 $

 5,051,689

 Coal & Consumable Fuels - 0.1%

 1,208,333

 18.17

 NR/NR

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 1,208,333

 1,336,689

 0.27

 NR/NR

 Long Haul Holdings, Ltd., Facility A Loan, 1/12/14 (e)

 521,309

 1,066,849

 0.27

 NR/NR

 Long Haul Holdings, Ltd., Facility B Loan, 1/12/14 (e)

 416,071

 3,035,847

 6.75

 B/B3

 Walter Energy, Inc., B Term Loan, 4/2/18

 2,983,986

 $

 5,129,699

 Total Energy

 $

 45,620,679

 Materials - 1.0%

 Commodity Chemicals - 0.0% †

 1,750,223

 4.50

 NR/Ba2

 Tronox Pigments BV, New Term Loan, 3/19/20

 $

 1,775,382

 Diversified Chemicals - 0.2%

 3,505,689

 4.00

 BB-/B1

 Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18

 $

 3,521,299

 6,478,702

 5.00

 B+/B2

 Univar, Term B Loan, 2/14/17

 6,424,041

 7,543,000

 4.75

 B+/B1

 US Coatings Acquisition, Inc., Initial Term B Loan, 2/1/20

 7,606,904

 $

 17,552,244

 Specialty Chemicals - 0.2%

 2,943,489

 5.00

 BB+/Ba1

 Chemtura Corp., New Term Loan, 8/29/16

 $

 2,958,206

 2,786,000

 4.00

 BB-/B1

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 2,808,636

 6,286,500

 4.50

 B+/B2

 PQ Corp., 2013 Term Loan, 8/7/17

 6,344,455

 $

 12,111,297

 Metal & Glass Containers - 0.1%

 2,188,596

 4.50

 B/B1

 BWAY Holding Co., Initial Term Loan, 8/31/17

 $

 2,204,556

 1,789,296

 4.25

 B/B1

 Tank Holding Corp., Initial Term Loan, 7/9/19

 1,782,586

 $

 3,987,142

 Paper Packaging - 0.0% †

 738,993

 3.00

 NR/NR

 Sealed Air Corp., Replacement Term Loan, 10/3/18

 $

 743,920

 Aluminum - 0.1%

 1,061,100

 5.75

 B/B1

 Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19

 $

 998,318

 3,734,576

 3.75

 BB-/Ba2

 Novelis, Inc. Georgia, Initial Term Loan, 3/10/17

 3,755,564

 $

 4,753,882

 Diversified Metals & Mining - 0.1%

 2,424,399

 4.25

 NR/NR

 FMG Resources Pty Ltd., Term Loan, 6/30/19

 $

 2,461,269

 1,916,072

 4.00

 BB-/B1

 US Silica Co., Term Loan, 7/23/20

 1,928,047

 $

 4,389,316

 Steel - 0.0% †

 567,813

 9.25

 B/B1

 Essar Steel Algoma, Inc., Term Loan, 9/19/14

 $

 573,491

 637,128

 4.00

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 7/26/18

 635,917

 $

 1,209,408

 Paper Products - 0.3%

 11,845,313

 5.75

 B+/Ba2

 Appvion, Inc., Term Commitment, 6/28/19

 $

 11,948,959

 4,190,000

 5.25

 B/B1

 Exopack Holdings SA, USD Term Loan, 4/14/19

 4,271,181

 3,096,626

 4.50

 NR/NR

 Ranpak Corp., USD Term Loan, 4/10/19

 3,123,721

 EURO

 3,935,194

 5.25

 NR/B1

 Unifrax I LLC, New Euro Term Loan, 11/28/18

 5,465,000

 $

 24,808,861

 Total Materials

 $

 71,331,452

 Capital Goods - 1.0%

 Aerospace & Defense - 0.5%

 2,443,796

 4.00

 B+/B1

 Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19

 $

 2,448,759

 7,081,700

 6.25

 B-/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 11/2/18

 7,156,943

 3,210,355

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 11/2/18

 3,244,465

 6,042,340

 3.75

 BBB-/Ba2

 DigitalGlobe, Inc., Term Loan, 1/25/20

 6,069,682

 1,588,260

 6.25

 BB-/WR

 DynCorp International, Inc., Term Loan, 7/7/16

 1,604,640

 2,108,125

 3.49

 B/B3

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 2,018,529

 6,781,500

 5.25

 B/B2

 Sequa Corp., Initial Term Loan, 6/19/17

 6,641,632

 3,484,317

 4.50

 BB-/B1

 TASC, Inc. Virginia, New Tranche B Term Loan, 12/18/15

 3,324,621

 5,289,614

 5.50

 B+/B1

 The SI Organization, Inc., New Tranche B Term Loan, 11/22/16

 5,276,390

 $

 37,785,661

 Building Products - 0.1%

 5,523,263

 3.50

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B, 3/15/20

 $

 5,540,523

 986,291

 5.00

 B+/B1

 Summit Materials LLC, Term B Loan, 1/30/19

 991,222

 $

 6,531,745

 Construction & Engineering - 0.1%

 5,635,000

 6.75

 B+/B2

 International Equipment Solutions LLC, Initial Loan, 8/16/19

 $

 5,592,738

 Electrical Components & Equipment - 0.1%

 5,828,756

 6.25

 NR/NR

 Pelican Products, Inc., Tranche B Term Loan (First Lien), 6/9/18

 $

 5,861,543

 972,688

 6.00

 B+/Ba2

 WireCo WorldGroup, Inc., Term Loan, 2/15/17

 981,806

 $

 6,843,349

 Industrial Conglomerates - 0.0% †

 2,821,783

 0.00

 B+/B2

 Pro Mach, Inc., Term Loan, 7/6/17

 $

 2,837,656

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 1,655,637

 3.50

 NR/NR

 Terex Corp., Term Loan, 4/28/17

 $

 1,672,194

 3,939,121

 4.50

 B+/B2

 Waupaca Foundry, Inc., Term Loan, 6/29/17

 3,948,969

 $

 5,621,163

 Industrial Machinery - 0.0% †

 796,000

 5.75

 BB-/Ba3

 Xerium Technologies, Inc., New Term Loan, 5/17/19

 $

 800,975

 Trading Companies & Distributors - 0.1%

 4,599,670

 3.75

 BB/Ba3

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 4,616,918

 Total Capital Goods

 $

 70,630,205

 Commercial Services & Supplies - 0.5%

 Commercial Printing - 0.0% †

 1,066,528

 6.25

 B+/B2

 Cenveo Corp., Term B Loan, 2/13/17

 $

 1,074,527

 Environmental & Facilities Services - 0.2%

 2,487,500

 3.75

 NR/NR

 ISS AS, New Term B Loan, 3/26/18

 $

 2,498,607

 1,025,044

 4.25

 BBB-/Ba1

 Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19

 1,026,326

 3,524,822

 4.00

 B+/B1

 Waste Industries USA, Inc., Term B Loan, 3/17/17

 3,538,040

 3,704,025

 4.00

 B+/B1

 WCA Waste Corp., Term Loan, 3/23/18

 3,715,600

 $

 10,778,573

 Diversified Support Services - 0.0% †

 2,469,260

 6.25

 B-/B1

 Language Line LLC, Tranche B Term Loan, 6/20/16

 $

 2,464,630

 27,817

 15.00

 NR/NR

 Velo Holdings, Inc., Term Loan, 2/2/18

 28,095

 $

 2,492,725

 Security & Alarm Services - 0.2%

 1,316,834

 5.25

 B+/Ba3

 Allied Security Holdings LLC, Term Loan (First Lien), 1/21/17

 $

 1,326,299

 689,792

 4.00

 NR/NR

 GardaWorld Security Corp., Tranche B-2 Term Loan (First Lien), 11/1/20

 692,917

 7,580,463

 4.25

 B/Ba3

 Monitronics International, Inc., Term B Loan, 3/23/18

 7,654,691

 1,509,594

 4.25

 B+/B1

 Protection One, Inc., Term Loan (2012), 3/21/19

 1,517,142

 $

 11,191,049

 Human Resource & Employment Services - 0.1%

 4,907,426

 3.50

 BB-/Ba2

 On Assignment, Inc., Initial Term B Loan, 5/15/20

 $

 4,905,380

 Research & Consulting Services - 0.0% †

 1,472,938

 5.00

 BB-/Ba3

 Wyle Services Corp., Term Loan (First Lien), 3/26/17

 $

 1,474,779

 Total Commercial Services & Supplies

 $

 31,917,033

 Transportation - 0.4%

 Air Freight & Logistics - 0.1%

 1,731,117

 0.15

 CCC+/B2

 CEVA Group Plc, Dollar Tranche B Pre-Funded Term Loan, 8/31/16

 $

 1,685,675

 4,870,620

 5.25

 CCC+/B2

 CEVA Logistics US Holdings, Inc., US Tranche B Term Loan, 8/31/16

 4,742,767

 913,509

 5.24

 CCC+/NR

 EGL, Inc., EGL Tranche B Term Loan, 8/31/16

 896,097

 2,626,800

 6.75

 B-/B2

 Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19

 2,656,352

 $

 9,980,891

 Airlines - 0.2%

 2,820,250

 5.75

 BB-/Ba3

 Allegiant Travel Co., Term Loan, 3/10/17

 $

 2,841,402

 9,330,750

 4.00

 BB/Ba1

 Delta Air Lines, Inc., New Term B-1 Loan, 10/18/18

 9,385,391

 992,500

 4.00

 BB-/Ba2

 United Airlines, Inc., Class B Term Loan, 4/1/19

 1,001,797

 216,964

 4.00

 BB-/Ba2

 US Airways, Inc., Tranche B1 Term Loan, 5/23/19

 218,772

 361,607

 3.25

 BB-/Ba2

 US Airways, Inc., Tranche B2 Term Loan, 11/23/16

 363,679

 $

 13,811,041

 Trucking - 0.1%

 4,634,437

 2.92

 BB/Ba2

 Swift Transportation Co. LLC, Tranche B-1 Term Loan (2013), 12/21/16

 $

 4,669,195

 Total Transportation

 $

 28,461,127

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.5%

 4,971,758

 3.75

 B+/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 5,005,938

 3,093,232

 5.00

 B+/B2

 HHI Holdings LLC, Additional Term Loan, 10/5/18

 3,126,484

 5,024,250

 5.00

 B+/B1

 Metaldyne LLC, USD Term Loan, 12/18/18

 5,071,980

 4,786,939

 4.25

 B+/B1

 Remy International, Inc., Term B Loan 2013, 3/5/20

 4,822,841

 7,572,379

 5.50

 NR/NR

 TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19

 7,631,542

 3,778,894

 3.75

 BB/Ba2

 Tomkins LLC, Term B-2 Loan, 9/29/16

 3,798,734

 2,027,300

 5.50

 B/Ba2

 UCI International, Inc., Term Loan, 7/26/17

 2,038,704

 $

 31,496,223

 Tires & Rubber - 0.1%

 9,925,000

 4.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 10,039,763

 Total Automobiles & Components

 $

 41,535,986

 Consumer Durables & Apparel - 0.2%

 Home Furnishings - 0.1%

 6,313,265

 3.50

 BB/Ba3

 Tempur Sealy International, Inc., New Term B Loan, 3/18/20

 $

 6,320,500

 Housewares & Specialties - 0.1%

 668,539

 3.79

 BB/Ba2

 Prestige Brands, Inc., Term B-1 Loan, 1/31/19

 $

 672,420

 3,812,741

 4.00

 B+/B1

 Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18

 3,850,868

 $

 4,523,288

 Textiles - 0.0% †

 1,490,472

 5.75

 B/Ba3

 Kleopatra Acquisition Corp., Term B-1 Loan, 12/21/16

 $

 1,507,240

 Total Consumer Durables & Apparel

 $

 12,351,028

 Consumer Services - 0.5%

 Casinos & Gaming - 0.1%

 4,900,375

 3.75

 BB+/Ba2

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20

 $

 4,931,002

 Leisure Facilities - 0.0% †

 707,257

 3.25

 BBB-/Ba1

 Cedar Fair LP, U.S. Term Facility, 3/6/20

 $

 711,306

 1,073,774

 3.50

 BB+/Ba2

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18

 1,079,366

 $

 1,790,672

 Restaurants - 0.3%

 2,388,763

 3.75

 BB/Ba3

 Burger King Corp., Tranche B Term Loan (2012), 9/28/19

 $

 2,402,412

 4,508,585

 3.75

 BB-/Ba2

 DineEquity, Inc., Term B-2 Loan, 10/19/17

 4,534,734

 5,254,263

 3.75

 B+/B2

 Dunkin' Brands, Inc., Term B-3 Loan, 2/14/20

 5,280,067

 7,809,803

 4.00

 BB-/Ba3

 Landry's, Inc., B Term Loan, 4/24/18

 7,872,282

 $

 20,089,495

 Education Services - 0.0% †

 1,098,900

 4.00

 B+/B1

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 1,106,284

 2,284,313

 5.25

 NR/B2

 Houghton Mifflin Harcourt Publishing Co., Term Loan (Exit Facility), 5/22/18

 2,302,873

 $

 3,409,157

 Specialized Consumer Services - 0.1%

 5,855,750

 3.75

 BB/Ba2

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20

 $

 5,243,338

 Total Consumer Services

 $

 35,463,664

 Media - 1.5%

 Advertising - 0.2%

 7,540,230

 6.75

 B-/B1

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 7,447,327

 4,822,409

 4.75

 B/B2

 Getty Images, Inc., Initial Term Loan, 10/18/19

 4,510,964

 $

 11,958,291

 Broadcasting - 0.4%

 1,536,835

 4.02

 NR/NR

 Entercom Radio LLC, Tranche B-2 Term Loan (First Lien), 11/23/18

 $

 1,550,283

 15,716,572

 3.50

 BB/Ba3

 Telesat Canada, U.S. Term B Loan, 3/28/19

 15,801,709

 6,723,081

 4.50

 B+/B2

 Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 3/1/20

 6,769,901

 2,233,125

 4.00

 B+/B2

 Univision Communications, Inc., 2013 Incremental Term Loan, 3/1/20

 2,244,489

 297,750

 4.50

 B+/B2

 Univision Communications, Inc., 2013 New First-Lien Term Loan, 3/1/20

 299,983

 $

 26,666,365

 Cable & Satellite - 0.6%

 7,006,515

 3.50

 BB-/Ba2

 Cequel Communications LLC, Term Loan, 2/14/19

 $

 7,033,336

 3,820,800

 3.25

 BB-/Ba3

 MCC Georgia LLC, Tranche H Term Loan, 1/29/21

 3,799,308

 25,310,000

 3.50

 NR/Ba3

 Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20

 25,394,358

 4,240,946

 4.75

 B/B1

 WideOpenWest Finance LLC, Term B Loan, 4/1/19

 4,267,210

 $

 40,494,212

 Movies & Entertainment - 0.2%

 2,818,466

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 $

 2,829,035

 7,997,781

 3.50

 BB-/Ba2

 Rovi Solutions Corp., Tranche B-3 Term Loan, 3/29/19

 7,880,213

 4,940,119

 3.75

 BB-/Ba3

 WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20

 4,954,015

 $

 15,663,263

 Publishing - 0.1%

 6,025,482

 0.00

 NR/WR

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/3/14 (e)

 $

 4,730,004

 6,367,709

 3.75

 BB-/Ba3

 Interactive Data Corp., Refinanced Term Loan, 2/11/18

 6,385,621

 $

 11,115,625

 Total Media

 $

 105,897,756

 Retailing - 0.6%

 Computer & Electronics Retail - 0.1%

 4,153,111

 12.00

 B/B2

 Targus Group International, Inc., Term Loan, 5/24/16

 $

 3,737,800

 Home Improvement Retail - 0.0% †

 3,422,351

 3.75

 B+/WR

 The Hillman Group, Inc., Term Loan, 5/28/17

 $

 3,445,168

 Automotive Retail - 0.5%

 4,469,850

 6.25

 B+/B1

 Arc Automotive Group, Inc., Term Loan, 11/15/18

 $

 4,494,993

 18,414,097

 3.50

 BB/Ba1

 Chrysler Group LLC, Term Loan B, 5/24/17

 18,540,638

 7,100,000

 5.75

 NR/NR

 CWGS Group LLC, Tranche B Term Loan, 2/20/20

 7,153,250

 1,237,500

 3.75

 BB/Ba1

 The Hertz Corp., Tranche B1 Term Loan, 3/11/18

 1,243,688

 $

 31,432,569

 Total Retailing

 $

 38,615,537

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 1,811,700

 5.75

 B/B1

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 1,792,451

 3,266,813

 4.75

 B+/B1

 Mill US Acquisition LLC, Term Loan, 7/3/20

 3,282,127

 875,000

 0.00

 NR/NR

 Windsor Quality Food Co., Ltd., Tranche B Term Loan (First Lien), 12/23/20

 873,359

 $

 5,947,937

 Total Food & Staples Retailing

 $

 5,947,937

 Food, Beverage & Tobacco - 0.5%

 Agricultural Products - 0.2%

 5,373,000

 4.50

 B/Ba3

 Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20

 $

 5,414,415

 EURO

 5,470,000

 0.00

 NR/NR

 Darling International Inc., Tranche B-2 Term Loan (First Lien), 12/19/20

 7,549,455

 $

 12,963,870

 Packaged Foods & Meats - 0.3%

 6,644,555

 4.00

 B/B1

 Del Monte Corp., Initial Term Loan, 3/8/18

 $

 6,671,226

 4,975,000

 3.50

 BB/Ba2

 HJ Heinz Co., Term B2 Loan, 3/27/20

 5,019,357

 636,734

 4.25

 B+/Ba3

 Michael Foods Group, Inc., Term B Facility, 2/25/18

 641,907

 6,441,325

 3.25

 BB-/Ba3

 Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20

 6,444,198

 $

 18,776,688

 Total Food, Beverage & Tobacco

 $

 31,740,558

 Household & Personal Products - 0.1%

 Household Products - 0.0% †

 CAD

 418,339

 5.00

 BB/Ba3

 Spectrum Brands Canada, Inc., Initial Canadian Term Loan, 12/17/19

 $

 393,109

 199,144

 3.50

 BB/Ba3

 Spectrum Brands Holdings, Inc., Tranche C Term Loan, 8/13/19

 200,097

 722,347

 4.03

 BB-/B1

 SRAM LLC, Term Loan (First Lien), 4/10/20

 722,347

 1,170,697

 4.50

 B-/B2

 WASH Multifamily Laundry Systems LLC, U.S. Term Loan, 2/21/19

 1,175,087

 $

 2,490,640

 Personal Products - 0.1%

 4,901,714

 3.50

 BB-/Ba3

 NBTY, Inc., Term B-2 Loan, 10/1/17

 $

 4,943,585

 2,738,789

 4.00

 B+/Ba2

 Revlon Consumer Products Corp., Replacement Term Loan, 11/20/17

 2,763,180

 $

 7,706,765

 Total Household & Personal Products

 $

 10,197,405

 Health Care Equipment & Services - 1.7%

 Health Care Equipment - 0.1%

 4,738,854

 4.50

 BB-/Ba3

 Kinetic Concepts, Inc., Dollar Term D-1 Loan, 5/4/18

 $

 4,781,305

 Health Care Supplies - 0.1%

 8,129,261

 5.00

 BB-/B1

 Immucor, Inc., Term B-2 Loan, 8/19/18

 $

 8,183,458

 Health Care Services - 0.9%

 2,319,129

 6.50

 NR/NR

 AccentCare, Inc., Term Loan, 12/22/16

 $

 1,211,745

 3,392,953

 4.25

 B+/B1

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 3,378,109

 1,890,900

 6.75

 B+/B1

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 1,901,143

 4,591,875

 6.50

 NR/B2

 BioScrip, Inc., Delayed Draw Term Loan, 7/31/20

 4,574,655

 7,653,125

 6.50

 B/B2

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 7,624,426

 2,231,000

 4.50

 BB-/Ba2

 DaVita HealthCare Partners, Inc., Tranche B Term Loan, 10/20/16

 2,250,173

 6,979,500

 4.00

 BB-/Ba2

 DaVita, Inc., Tranche B2 Term Loan, 8/1/19

 7,036,208

 1,979,684

 4.00

 B+/B1

 Envision Healthcare Corp., Initial Term Loan, 5/25/18

 1,988,868

 9,910,000

 6.50

 B/B2

 Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19

 9,897,612

 4,707,536

 7.50

 B-/B2

 inVentiv Health, Inc., Consolidated Term Loan, 8/4/16

 4,667,819

 386,603

 7.75

 B-/B2

 inVentiv Health, Inc., Term B-3 Loan, 5/15/18

 383,462

 1,535,798

 0.00

 NR/WR

 Rural, Term Loan (First Lien), 6/30/18

 1,459,968

 2,238,750

 6.75

 B/B2

 Steward Health Care System LLC, Term Loan, 4/10/20

 2,239,422

 6,944,647

 4.50

 B+/Ba3

 Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19

 6,963,050

 6,280,750

 7.25

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 12/22/16

 3,391,605

 2,443,750

 7.25

 NR/NR

 Virtual Radiologic Corp., Term Loan B, 12/22/16

 1,441,812

 $

 60,410,077

 Health Care Facilities - 0.4%

 6,175,601

 3.50

 BB-/Ba3

 Health Management Associates, Inc., Replacement Term B Loan, 11/16/18

 $

 6,183,320

 4,685,494

 4.50

 B/Ba3

 IASIS Healthcare LLC, Term B-2 Loan, 5/3/18

 4,724,149

 8,704,303

 4.25

 B+/WR

 Kindred Healthcare, Inc., Term B-1 Loan, 6/1/18

 8,717,908

 3,217,561

 7.00

 B/B3

 RegionalCare Hospital Partners, Inc., Term Loan (First Lien 2013), 11/4/18

 3,161,254

 4,404,377

 4.00

 BB-/Ba2

 Select Medical Corp., Series C Tranche B Term Loan, 6/1/18

 4,432,786

 1,469,531

 2.42

 BB+/Ba2

 Universal Health Services, Inc., Tranche B-1 Term Loan, 11/15/16

 1,477,797

 $

 28,697,214

 Managed Health Care - 0.1%

 2,853,008

 9.75

 B+/B2

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 2,872,622

 2,050,537

 9.75

 B+/B2

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 2,065,916

 $

 4,938,538

 Health Care Technology - 0.1%

 4,126,422

 0.00

 B+/Ba3

 ConvaTec, Inc., Dollar Term Loan, 12/22/16

 $

 4,153,037

 1,990

 3.75

 BB-/Ba3

 Emdeon, Inc., Term B-2 Loan, 11/2/18

 1,998

 3,173,575

 3.75

 BB-/Ba3

 IMS Health, Inc., Tranche B-1 Dollar Term Loan, 9/1/17

 3,191,030

 1,843,200

 4.00

 BB+/Ba3

 MedAssets, Inc., Term B Loan, 12/13/19

 1,847,509

 $

 9,193,574

 Total Health Care Equipment & Services

 $

 116,204,166

 Pharmaceuticals, Biotechnology & Life Sciences - 0.7%

 Biotechnology - 0.3%

 691,250

 3.50

 BB+/Ba3

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 692,978

 7,794,502

 6.00

 B+/B2

 Aptalis Pharma, Inc., Term B Loan, 10/2/20

 7,940,649

 11,225,145

 4.25

 BB+/Ba1

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/1/17

 11,310,894

 $

 19,944,521

 Pharmaceuticals - 0.4%

 540,625

 4.00

 BB+/Ba1

 Endo Health Solutions, Inc., Term Loan B 2011, 6/17/18

 $

 541,841

 9,282,735

 4.25

 B+/B1

 Par Pharmaceutical Companies, Inc., Additional Term B-1 Loan, 9/30/19

 9,347,714

 7,990,934

 3.25

 NR/NR

 Royalty Pharma, Tranche B-3 Term Loan, 11/9/18

 8,017,568

 2,468,750

 3.75

 BB/Ba1

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 2,490,132

 7,776,238

 4.50

 BB/Ba1

 Valeant Pharmaceuticals International, Inc., Series E Tranche B Term Loan, 8/5/20

 7,836,993

 $

 28,234,248

 Life Sciences Tools & Services - 0.0% †

 966,693

 3.67

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Refinancing Dollar Term-1 (2016), 9/15/16

 $

 972,533

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 49,151,302

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.1%

 3,988,752

 3.50

 BBB-/Ba2

 AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18

 $

 4,013,682

 2,421,562

 3.25

 NR/Baa2

 Kasima LLC, Term Loan, 5/17/21

 2,421,562

 1,293,500

 5.00

 B/B1

 Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19

 1,299,968

 2,270,659

 5.25

 BB/Ba3

 WorldPay, Facility B2A Term Loan, 8/6/17

 2,297,339

 $

 10,032,551

 Specialized Finance - 0.1%

 7,113,150

 5.25

 B/B1

 Mirror BidCo Corp., Term Loan, 12/28/19

 $

 7,166,499

 Total Diversified Financials

 $

 17,199,050

 Insurance - 0.5%

 Life & Health Insurance - 0.1%

 4,821,432

 3.75

 BB/Ba3

 CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18

 $

 4,841,021

 Multi-line Insurance - 0.0% †

 1,722,600

 4.25

 B/B1

 Alliant Holdings I, Inc., Initial Term Loan, 12/20/19

 $

 1,731,482

 Property & Casualty Insurance - 0.4%

 1,665,386

 5.75

 B-/B2

 Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18

 $

 1,667,468

 26,673,438

 0.00

 B/B1

 USI Insurance Services LLC, Initial Term Loan, 11/29/19

 26,823,476

 $

 28,490,944

 Total Insurance

 $

 35,063,447

 Software & Services - 0.6%

 Internet Software & Services - 0.1%

 6,496,300

 4.00

 BB+/Ba3

 AutoTrader.com, Inc., Tranche B-1 Term Loan, 12/15/16

 $

 6,538,935

 IT Consulting & Other Services - 0.0% †

 742,257

 4.50

 B/B1

 Kronos, Inc., Incremental Term Loan (First Lien), 10/30/19

 $

 749,370

 Data Processing & Outsourced Services - 0.0% †

 115,933

 4.16

 B+/B1

 First Data Corp., 2017 New Dollar Term Loan, 3/24/17

 $

 116,304

 1,528,214

 4.16

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 3/23/18

 1,531,940

 $

 1,648,244

 Application Software - 0.5%

 729,955

 4.25

 NR/B1

 Applied Systems, Inc., Term Loan (First Lien), 12/8/16

 $

 733,604

 12,974,684

 8.50

 B-/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 12,974,684

 2,397,847

 5.25

 B+/Ba3

 Lawson Software, Inc., Tranche B2 Term Loan, 4/5/18

 2,400,345

 9,281,898

 4.00

 BB-/B1

 Verint Systems, Inc., Term Loan, 9/6/19

 9,342,815

 5,805,946

 4.25

 B+/B1

 Vertafore, Inc., Term Loan (2013), 10/3/19

 5,854,327

 $

 31,305,775

 Systems Software - 0.0% †

 916,970

 2.17

 BB/Ba3

 The Reynolds & Reynolds Co., Tranche B Term Loan, 4/21/16

 $

 920,683

 Total Software & Services

 $

 41,163,007

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.1%

 2,715,625

 6.75

 B+/B1

 Audio Visual Services Corp., Term Loan (First Lien), 11/9/18

 $

 2,735,992

 1,240,602

 2.74

 NR/NR

 CommScope Inc., Tranche B Term Loan (First Lien), 1/21/17

 1,246,805

 1,860,902

 3.25

 NR/NR

 CommScope Inc., Tranche B Term Loan, 1/14/18

 1,876,022

 $

 5,858,819

 Electronic Equipment Manufacturers - 0.0% †

 1,446,481

 4.75

 B-/B2

 Sensus USA, Inc., Term Loan (First Lien), 5/9/17

 $

 1,449,646

 Electronic Components - 0.0% †

 1,656,399

 5.00

 B/B2

 Scitor Corp., Term Loan, 2/15/17

 $

 1,629,482

 Technology Distributors - 0.0% †

 1,191,002

 3.25

 BB-/Ba3

 CDW LLC, Term Loan, 4/25/20

 $

 1,188,844

 Total Technology Hardware & Equipment

 $

 10,126,791

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.1%

 8,631,098

 4.50

 NR/B1

 Aeroflex, Inc., Tranche B-1 Term Loan, 11/9/19

 $

 8,716,476

 Semiconductors - 0.1%

 3,875,106

 3.75

 BB+/WR

 Microsemi Corp., Term Loan, 2/19/20

 $

 3,899,325

 Total Semiconductors & Semiconductor Equipment

 $

 12,615,801

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.1%

 7,207,012

 3.75

 BB/Ba3

 West Corp., Term B-8 Loan, 6/30/18

 $

 7,247,537

 Wireless Telecommunication Services - 0.1%

 1,487,731

 4.00

 BB-/B1

 Syniverse Holdings, Inc., Initial Term Loan, 4/23/19

 $

 1,490,830

 2,181,423

 4.00

 BB-/B1

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 2,192,330

 $

 3,683,160

 Total Telecommunication Services

 $

 10,930,697

 Utilities - 0.3%

 Electric Utilities - 0.1%

 5,920,250

 3.00

 BB/Ba3

 Calpine Construction Finance Co LP, Term B-1 Loan, 5/3/20

 $

 5,886,209

 Independent Power Producers & Energy Traders - 0.2%

 5,719,202

 3.75

 BB+/Ba1

 AES Corp. Virginia, 2013 Other Term Loan, 6/1/18

 $

 5,767,203

 5,441,138

 4.00

 BB-/B1

 Calpine Corp., Term Loan (3/11), 4/1/18

 5,487,050

 1,086,250

 4.00

 BB-/B1

 Calpine Corp., Term Loan, 9/27/19

 1,095,378

 4,015,757

 3.75

 BB+/Ba1

 NSG Holdings LLC, New Term Loan, 12/11/19

 4,086,032

 $

 16,435,663

 Total Utilities

 $

 22,321,872

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $848,692,585)

 $

 844,486,500

 Shares

 RIGHTS / WARRANTS - 0.0% †

 Automobiles & Components - 0.0% †

 Auto Parts & Equipment - 0.0% †

 547

 Lear Corp., 11/9/14

 $

 89,188

 Total Automobiles & Components

 $

 89,188

 TOTAL RIGHTS / WARRANTS

 (Cost $29,544)

 $

 89,188

 TOTAL INVESTMENT IN SECURITIES - 98.2%

 (Cost $6,750,183,749) (a)

 $

 6,820,300,434

 OTHER ASSETS & LIABILITIES - 1.8%

 $

 121,845,757

 TOTAL NET ASSETS - 100.0%

 $

 6,942,146,191

 Notional Principal ($)

 Unrealized Appreciation

 CREDIT DEFAULT SWAP AGREEMENTS

 7,000,000

 JPMorgan Chase & Co., American Axle & Manufacturing Co., 5.0%, 12/20/17

 $

 1,122,668

 TOTAL CREDIT DEFAULT SWAP AGREEMENTS

 (Cost ($280,000))

 $

 1,122,668

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 Step

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 Cat Bond

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 Perpetual

 Security with no stated maturity date.

 PIK

 Represents a pay in kind security.

 REIT

 REIT Real Estate Investment Trust.

 (G.D.R.)

 Global Depositary Receipts.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2013, the value of these securities amounted to $2,123,885,859 or 30.6% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At December 31, 2013, the net unrealized appreciation on investments based on cost for federal income tax purposes of $6,757,702,479 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 275,808,670

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (213,210,715)

 Net unrealized appreciation

 $

 62,597,955

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services)

 (d)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (e)

 Security is in default and is non-income producing.

 (f)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian Dollar

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 CNY

 New Chinese Yuan

 EURO

 Euro

 GBP

 British Pound Sterling

 GHS

 Ghanian Cedi

 IDR

 Indonesian Rupiah

 MXN

 Mexican Peso

 MYR

 Malaysian Ringgit

 NGN

 Nigerian Naira

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 PHP

 Philippine Peso

 PLN

 Polish Zloty

 RON

 Romanian New Leu

 RUB

 Russian Ruble

 TRY

 Turkish Lira

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
319,491,143

$
-

$
319,491,143

 Preferred Stocks

145,142,825

25,944,379

34,719,640

205,806,844

 Convertible Preferred Stocks

71,046,959

6,413,500

-

77,460,459

 Common Stocks

1,491,076

1,877,648

-

3,368,724

 Asset Backed Securities

-

277,463,675

-

277,463,675

 Collateralized Mortgage Obligations

-

655,870,963

-

655,870,963

 Corporate Bonds

-

3,184,439,096

24,383,458

3,208,822,554

 U.S. Government And Agency Obligations

-

393,611,274

-

393,611,274

 Foreign Government Bonds

-

383,077,678

-

383,077,678

 Municipal Bonds

-

450,751,432

-

450,751,432

 Senior Floating Rate Loan Interests

-

844,486,500

-

844,486,500

 Rights / Warrants

89,188

-

-

89,188

 Total

$
217,770,048

$
6,543,427,288

$
59,103,098

$
6,820,300,434

 Other Financial Instruments

 Net unrealized depreciation on credit default swaps

$
-

$
1,122,668

$
-

$
1,122,668

 Net unrealized appreciation on forward foreign currency contracts

-

(417,583
)

-

(417,583
)

 Net unrealized appreciation on futures

12,478,867

-

-

12,478,867

 Total

$
12,478,867

$
705,085

$
-

$
13,183,952

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred Stocks

 Corporate Bonds

 Total

 Balance as of 9/30/13

$
18,941,338

$
17,728,748

$
36,670,086

 Realized gain (loss)

-

22,798

22,798

 Change in unrealized appreciation (depreciation)

7,978,302

(506,886
)

7,471,416

 Net purchases

7,800,000

10,916,000

18,716,000

 Net sales

-

(3,777,202
)

(3,777,202
)

 Transfers in and out of Level 3

-

-

-

 Balance as of 12/31/13

$
34,719,640

$
24,383,458

$
59,103,098

 During the period ended December 31, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Pioneer Strategic Income Fund By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date February 28, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date February 28, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date February 28, 2014 * Print the name and title of each signing officer under his or her signature.